UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03313

First American Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Jill M. Stevenson, 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:        800-677-3863

Date of fiscal period end:       August 31

Date of reporting period:        August 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

FIRST AMERICAN FUNDS.

2014 ANNUAL REPORT
August 31, 2014

Money
Market
Funds

An investment in money market funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Message to Shareholders

Dear Shareholders:

We invite you to take a few minutes to review the results of the fiscal year ended August 31, 2014.

This report includes a complete listing of portfolio holdings and additional fund information. We hope you will find this helpful in monitoring your investment portfolio.

Also, through our website, FirstAmericanFunds.com, we provide quarterly performance fact sheets on all First American Funds, the economic outlook as viewed by our senior investment officers, and other information about fund investments and portfolio strategies.

Please contact your financial professional if you have questions about First American Funds or contact First American Investor Services at 800.677.3863.

We appreciate your investment with First American Funds and look forward to serving your financial needs in the future.

Sincerely,

Leonard W. Kedrowski	Eric J. Thole

Chairperson of the Board	President
First American Funds, Inc.	First American Funds, Inc.

FIRST AMERICAN FUNDS      2014 ANNUAL REPORT     1

Explanation of Financial Statements

As a shareholder in First American Funds, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to -understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are presented by type (certificates of deposit, government agency debt, etc.) and, for Tax Free Obligations Fund, by state. This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and presents the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios and net investment income ratios. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. Expense ratios can vary across funds for a number of reasons, including differences in advisory fees and the average shareholder account size.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividends, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

2      FIRST AMERICAN FUNDS     2014 ANNUAL REPORT

Holdings Summaries

   Government Obligations Fund

Portfolio Allocation as of August 31, 2014[1] (% of net assets)
Government Agency Debt	54.9%
Treasury Repurchase Agreements	35.0
Government Agency Repurchase Agreements	10.1
100.0%

   Prime Obligations Fund

Portfolio Allocation as of August 31, 2014[1] (% of net assets)
Certificates of Deposit	36.0%
Financial Company Commercial Paper	15.4
Asset Backed Commercial Paper	12.2
Other Notes	9.9
Other Repurchase Agreements	9.1
Treasury Repurchase Agreements	7.9
Government Agency Repurchase Agreement	2.9
Investment Companies	2.4
Other Commercial Paper	1.7
Treasury Debt	1.4
Variable Rate Demand Notes	1.0
Government Agency Debt	0.5
Other Assets and Liabilities, Net[2]	(0.4)
100.0%

   Tax Free Obligations Fund

Portfolio Allocation as of August 31, 2014[1,3] (% of net assets)
Municipal Debt	99.9%
Other Assets and Liabilities, Net[2]	0.1
100.0%

   Treasury Obligations Fund

Portfolio Allocation as of August 31, 2014[1] (% of net assets)
Treasury Repurchase Agreeements	76.1%
Treasury Debt	23.8
Other Assets and Liabilities, Net[2]	0.1
100.0%

   U.S. Treasury Money Market Fund

Portfolio Allocation as of August 31, 2014[1] (% of net assets)
Treasury Debt	85.3%
Other Assests and Liabilities, Net[2]	14.7
100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]

Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[3]	See note 4 in Notes to Financial Statements for additional information on the portfolio characteristics of the fund.

FIRST AMERICAN FUNDS      2014 ANNUAL REPORT     3

Expense Examples

Expense Example
As a shareholder of one or more of the funds you incur ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from March 1, 2014 to August 31, 2014.

Actual Expenses
For each class of each fund, two lines are presented in the table below – the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare these hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Government Obligations Fund
	Beginning Account Value (3/01/14)	Ending Account Value (8/31/14)	Expenses Paid During Period[1] (3/01/14 to 8/31/14)

Class A Actual[2]	$1,000.00	$1,000.03	$0.40
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.80	$0.41

Class D Actual[2]	$1,000.00	$1,000.03	$0.40
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.80	$0.41

Class Y Actual[2]	$1,000.00	$1,000.03	$0.40
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.80	$0.41

Class Z Actual[2]	$1,000.00	$1,000.03	$0.40
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.80	$0.41

Institutional Investor Class Actual[2]	$1,000.00	$1,000.03	$0.40
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.80	$0.41

[1]

Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.08%, 0.08%, 0.08%, 0.08%, and 0.08% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

[2]

Based on the actual returns for the six-month period ended August 31, 2014 of 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

4     FIRST AMERICAN FUNDS     2014 ANNUAL REPORT

Prime Obligations Fund
	Beginning Account Value (3/01/14)	Ending Account Value (8/31/14)	Expenses Paid During Period[1] (3/01/14 to 8/31/14)

Class A Actual[2]	$1,000.00	$1,000.08	$0.81
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.82

Class D Actual[2]	$1,000.00	$1,000.08	$0.81
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.82

Class I Actual[2]	$1,000.00	$1,000.08	$0.81
Class I Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.82

Class Y Actual[2]	$1,000.00	$1,000.08	$0.81
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.82

Class Z Actual[2]	$1,000.00	$1,000.08	$0.81
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.82

Institutional Investor Class Actual[2]	$1,000.00	$1,000.08	$0.81
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.82

[1]

Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.16%, 0.16%, 0.16%, 0.16%, 0.16%, and 0.16% for Class A, Class D, Class I, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

[2]

Based on the actual returns for the six-month period ended August 31, 2014 of 0.01%, 0.01%, 0.01%, 0.01%, 0.01%, and 0.01% for Class A, Class D, Class I, Class Y, Class Z, and Institutional Investor Class, respectively.

Tax Free Obligations Fund
	Beginning Account Value (3/01/14)	Ending Account Value (8/31/14)	Expenses Paid During Period[3] (3/01/14 to 8/31/14)

Class A Actual[4]	$1,000.00	$1,000.00	$0.40
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.80	$0.41

Class D Actual[4]	$1,000.00	$1,000.00	$0.40
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.80	$0.41

Class Y Actual[4]	$1,000.00	$1,000.00	$0.40
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.80	$0.41

Class Z Actual[4]	$1,000.00	$1,000.00	$0.40
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.80	$0.41

Institutional Investor Class Actual[4]	$1,000.00	$1,000.00	$0.40
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.80	$0.41

[3]

Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.08%, 0.08%, 0.08%, 0.08%, and 0.08% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

[4]

Based on the actual returns for the six-month period ended August 31, 2014 of 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

FIRST AMERICAN FUNDS      2014 ANNUAL REPORT     5

Expense Examples

Treasury Obligations Fund
	Beginning Account Value (3/01/14)	Ending Account Value (8/31/14)	Expenses Paid During Period[1] (3/01/14 to 8/31/14)

Class A Actual[2]	$1,000.00	$1,000.00	$0.40
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.80	$0.41

Class D Actual[2]	$1,000.00	$1,000.00	$0.40
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.80	$0.41

Class Y Actual[2]	$1,000.00	$1,000.00	$0.40
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.80	$0.41

Class Z Actual[2]	$1,000.00	$1,000.00	$0.40
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.80	$0.41

Institutional Investor Class Actual[2]	$1,000.00	$1,000.00	$0.40
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.80	$0.41

Reserve Class Actual[2]	$1,000.00	$1,000.00	$0.40
Reserve Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.80	$0.41

[1]

Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.08%, 0.08%, 0.08%, 0.08%, 0.08%, and 0.08% for Class A, Class D, Class Y, Class Z, Institutional Investor Class, and Reserve Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

[2]

Based on the actual returns for the six-month period ended August 31, 2014 of 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class Y, Class Z, Institutional Investor Class, and Reserve Class, respectively.

U. S. Treasury Money Market Fund
	Beginning Account Value (3/01/14)	Ending Account Value (8/31/14)	Expenses Paid During Period[3] (3/01/14 to 8/31/14)

Class A Actual[4]	$1,000.00	$1,000.00	$0.25
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.95	$0.26

Class D Actual[4]	$1,000.00	$1,000.00	$0.25
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.95	$0.26

Class Y Actual[4]	$1,000.00	$1,000.00	$0.25
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.95	$0.26

Class Z Actual[4]	$1,000.00	$1,000.00	$0.25
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.95	$0.26

Institutional Investor Class Actual[4]	$1,000.00	$1,000.00	$0.25
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.95	$0.26

[3]

Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.05%, 0.05%, 0.05%, 0.05%, and 0.05% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

[4]

Based on the actual returns for the six-month period ended August 31, 2014 of 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

6     FIRST AMERICAN FUNDS     2014 ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
of First American Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of First American Funds, Inc. (comprised respectfully of Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund) (the funds), as of August 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2014, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each respective fund at August 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
October 21, 2014

FIRST AMERICAN FUNDS      2014 ANNUAL REPORT     7

Schedule of Investments	August 31, 2014, all dollars are rounded to thousands (000)

Government Obligations Fund

DESCRIPTION	PAR	VALUE >
Government Agency Debt - 54.9%
Federal Farm Credit Bank
0.270%, 11/19/2014	$17,765	$17,772
0.120%, 12/01/2014 ¤	110,000	109,967
0.120%, 12/09/2014 ¤	30,000	29,990
0.160%, 01/16/2015	151,503	151,510
0.160%, 02/05/2015	25,450	25,450
0.450%, 02/17/2015	11,300	11,317
2.050%, 02/18/2015	500	504
1.670%, 03/24/2015	500	504
0.096%, 04/02/2015 Δ	100,000	99,997
0.150%, 04/10/2015	24,000	24,002
0.210%, 04/21/2015	27,320	27,333
0.130%, 05/01/2015	50,000	49,999
0.100%, 06/16/2015 Δ	50,000	49,998
0.175%, 06/22/2015 Δ	25,000	25,014
0.186%, 07/20/2015 Δ	13,200	13,207
0.171%, 03/01/2016 Δ	27,500	27,513
Federal Home Loan Bank
0.170%, 09/03/2014	25,000	25,000
0.080%, 09/12/2014	35,000	35,000
3.250%, 09/12/2014	1,500	1,501
0.100%, 09/17/2014	50,000	50,000
0.200%, 09/18/2014	40,600	40,601
0.125%, 09/23/2014	25,000	24,999
0.125%, 10/02/2014	25,000	25,000
0.109%, 10/08/2014 Δ	25,000	25,000
0.140%, 10/14/2014	65,000	64,999
0.120%, 10/17/2014	35,000	34,999
0.101%, 11/03/2014 Δ	100,000	100,000
0.117%, 11/06/2014 Δ	200,000	199,998
0.119%, 11/07/2014 Δ	50,000	49,999
0.090%, 11/14/2014 ¤	58,100	58,089
0.095%, 11/18/2014 Δ	100,000	99,999
0.131%, 11/18/2014 Δ	25,000	25,000
0.096%, 11/20/2014 Δ	100,000	99,998
0.115%, 11/24/2014 Δ	100,000	99,999
0.104%, 12/08/2014 Δ	75,000	74,999
0.117%, 12/09/2014 Δ	75,000	75,000
0.131%, 12/09/2014 Δ	50,000	50,005
0.120%, 12/10/2014	50,000	49,998
0.125%, 01/06/2015	27,850	27,848
0.120%, 01/08/2015	80,000	79,999
0.094%, 01/12/2015 Δ	25,000	24,999
0.090%, 01/15/2015	32,275	32,272
0.090%, 01/16/2015	100,000	99,991
0.250%, 01/16/2015	50,000	50,020
0.101%, 01/21/2015 ¤	300,000	299,880
0.090%, 01/22/2015	50,000	49,996
0.113%, 01/23/2015 Δ	100,000	100,000
0.090%, 02/02/2015	50,000	49,993
0.116%, 02/12/2015 Δ	150,000	149,998
0.096%, 02/13/2015 Δ	50,000	49,999
0.116%, 02/13/2015 Δ	50,000	49,999
0.131%, 02/18/2015 Δ	125,000	125,000
0.112%, 02/19/2015 Δ	75,000	75,000
0.110%, 02/23/2015 Δ	35,000	34,999
0.115%, 02/23/2015 Δ	100,000	100,000
0.140%, 03/02/2015	50,000	50,006
0.117%, 03/10/2015 Δ	150,000	150,000
0.102%, 03/11/2015 Δ	71,200	71,200
0.160%, 03/12/2015	60,000	59,999
0.101%, 03/20/2015 Δ	50,000	49,999
0.125%, 04/02/2015	75,000	74,983
0.117%, 04/10/2015 Δ	220,000	219,987
0.125%, 04/14/2015	40,000	39,997
0.150%, 04/14/2015	80,000	79,997
0.130%, 04/17/2015	65,000	64,995
0.200%, 04/24/2015	50,000	50,000
0.125%, 05/01/2015	15,475	15,474
0.125%, 05/21/2015	35,000	34,999

Government Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
0.106%, 05/28/2015 Δ	$100,000	$99,999
0.200%, 06/30/2015	25,000	25,000
0.143%, 07/16/2015 Δ	10,560	10,563
0.200%, 07/17/2015	25,000	25,000
0.220%, 07/17/2015	147,500	147,500
0.121%, 07/21/2015 Δ	75,000	74,990
0.230%, 08/03/2015	55,000	55,000
0.210%, 08/17/2015	50,000	50,000
0.115%, 08/18/2015 Δ	150,000	150,000
0.250%, 08/27/2015	75,000	75,000
0.126%, 09/08/2015 Δ	50,000	49,992
0.120%, 09/17/2015 Δ	100,000	99,989
0.127%, 09/17/2015 Δ	150,000	149,976
0.200%, 09/25/2015	25,000	24,995
0.121%, 09/28/2015 Δ	100,000	99,989
0.121%, 10/14/2015 Δ	200,000	199,978
0.106%, 11/20/2015 Δ	50,000	49,991
0.111%, 12/07/2015 Δ	50,000	49,989
Federal Home Loan Mortgage Corporation
0.100%, 09/04/2014 ¤	50,000	50,000
0.075%, 09/08/2014 ¤	10,000	10,000
0.100%, 09/09/2014 ¤	100,000	99,998
0.050%, 09/11/2014 ¤	50,600	50,599
0.100%, 09/17/2014 ¤	12,100	12,099
0.500%, 09/19/2014	59,835	59,846
0.070%, 09/26/2014 ¤	8,300	8,300
0.060%, 09/29/2014 ¤	7,195	7,195
0.070%, 10/01/2014 ¤	15,000	14,999
0.070%, 10/06/2014 ¤	166,583	166,572
0.100%, 10/15/2014 ¤	100,000	99,988
0.070%, 10/17/2014 ¤	120,100	120,089
0.072%, 10/20/2014 ¤	21,400	21,398
0.100%, 10/22/2014 ¤	50,000	49,993
5.000%, 10/27/2014	500	504
0.110%, 11/05/2014 ¤	50,000	49,990
0.083%, 11/13/2014 ¤	55,300	55,291
0.083%, 11/14/2014 ¤	50,000	49,992
0.750%, 11/25/2014	104,071	104,217
0.320%, 12/03/2014	74,500	74,533
0.350%, 12/05/2014	12,300	12,308
0.330%, 12/29/2014	4,000	4,003
0.625%, 12/29/2014	6,500	6,511
0.300%, 01/09/2015	50,000	50,025
0.100%, 01/16/2015 ¤	10,600	10,596
0.100%, 02/10/2015 ¤	65,945	65,915
0.100%, 03/17/2015 ¤	34,000	33,981
0.100%, 03/24/2015 ¤	250,000	249,858
0.500%, 04/17/2015	123,197	123,465
0.145%, 06/26/2015 Δ	372,800	372,923
0.145%, 07/16/2015 Δ	200,000	200,063
0.145%, 07/17/2015 Δ	20,000	20,007
5.350%, 08/01/2015	500	523
0.115%, 02/18/2016 Δ	150,000	149,966
Federal National Mortgage Association
0.075%, 09/10/2014 ¤	25,000	24,999
0.076%, 09/17/2014 ¤	163,190	163,184
0.070%, 10/01/2014 ¤	24,005	24,004
0.070%, 10/08/2014 ¤	75,000	74,995
0.625%, 10/30/2014	117,730	117,825
0.080%, 11/03/2014 ¤	22,500	22,497
0.113%, 11/17/2014 ¤	25,000	24,994
0.480%, 11/21/2014 Δ	51,500	51,543
0.440%, 12/15/2014 Δ	25,000	25,025
0.750%, 12/19/2014	10,521	10,541
0.095%, 01/21/2015 ¤	217,000	216,919
0.100%, 02/17/2015 ¤	13,000	12,994
0.500%, 07/02/2015	12,942	12,980
0.146%, 10/21/2015 Δ	275,000	275,093

Total Government Agency Debt
(Cost $9,237,180)		9,237,180

The accompanying notes are an integral part of the financial statements.

8	FIRST AMERICAN FUNDS 2014 ANNUAL REPORT

Government Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Government Agency Repurchase
Agreements - 10.1%
BNP Paribas Securities Corp.
0.060%, dated 08/29/2014, matures
09/02/2014, repurchase price
$450,003 (collateralized by various
government agency obligations:
Total market value $459,000)	$450,000	$450,000
HSBC Securities (USA) Inc.
0.050%, dated 08/29/2014, matures
09/02/2014, repurchase price
$100,001 (collateralized by various
government agency obligations:
Total market value $102,003)	100,000	100,000
ING Financial Markets LLC
0.050%, dated 08/29/2014, matures
09/02/2014, repurchase price
$400,002 (collateralized by various
government agency obligations:
Total market value $408,003)	400,000	400,000
Merrill Lynch, Pierce, Fenner & Smith Inc.
0.040%, dated 08/29/2014, matures
09/02/2014, repurchase price
$50,000 (collateralized by various
government agency obligations:
Total market value $51,000)	50,000	50,000
RBC Capital Markets LLC
0.050%, dated 08/29/2014, matures
09/02/2014, repurchase price
$200,001 (collateralized by various
government agency obligations:
Total market value $204,001)	200,000	200,000
SG Americas Securities LLC
0.050%, dated 08/29/2014, matures
09/02/2014, repurchase price
$500,003 (collateralized by various
government agency obligations:
Total market value $510,000)	500,000	500,000
Total Government Agency
Repurchase Agreements
(Cost $1,700,000)		1,700,000

Government Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Treasury Repurchase Agreements - 35.0%
Bank of Nova Scotia
0.050%, dated 08/29/2014, matures
09/02/2014, repurchase price
$1,900,011 (collateralized by
U.S. Treasury obligations: Total
market value $1,938,000)	$1,900,000	$1,900,000
Credit Agricole Corporate & Investment Bank
0.050%, dated 08/29/2014, matures
09/02/2014, repurchase price
$1,051,357 (collateralized by
U.S. Treasury obligations: Total
market value $1,072,469)	1,051,351	1,051,351
Federal Reserve Bank of New York
0.050%, dated 08/29/2014, matures
09/02/2014, repurchase price
$2,950,016 (collateralized by
U.S. Treasury obligations: Total
market value $2,950,016)	2,950,000	2,950,000
Total Treasury Repurchase Agreements
(Cost $5,901,351)		5,901,351
Total Investments ▲ – 100.0%
(Cost $16,838,531)		16,838,531
Other Assets and Liabilities, Net – 0.0%		794
Total Net Assets – 100.0%		$16,839,325

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

¤	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

Δ	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2014.

▲

On August 31, 2014, the cost of investments for federal income tax purposes was $16,838,531. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FIRST AMERICAN FUNDS 2014 ANNUAL REPORT	9

Schedule of Investments          August 31, 2014, all dollars are rounded to thousands (000)

Prime Obligations Fund

DESCRIPTION	PAR	VALUE >
Certificates of Deposit – 36.0%
Banco del Estado de Chile/NY
0.200%, 10/06/2014	$60,000	$60,000
0.200%, 11/10/2014	60,000	60,000
0.200%, 12/04/2014	30,000	30,000
0.200%, 12/15/2014	40,000	40,000
Bank of Montreal/Chicago
0.070%, 09/05/2014	160,000	160,000
0.226%, 09/05/2014 Δ	25,000	25,000
0.170%, 09/12/2014	50,000	50,000
0.226%, 10/21/2014 Δ	60,000	60,004
0.227%, 10/29/2014 Δ	25,000	25,000
0.275%, 02/15/2015 Δ	75,000	75,000
Bank of Nova Scotia/Houston
0.180%, 09/03/2014	100,000	100,001
0.310%, 10/21/2014	20,000	20,000
0.317%, 01/08/2015 Δ	25,000	25,000
0.317%, 02/06/2015 Δ	65,000	65,000
0.510%, 03/06/2015 Δ	25,000	25,028
0.280%, 05/19/2015	20,000	20,000
0.325%, 07/31/2015 Δ	55,000	55,000
Bank of Tokyo-Mitsubishi/NY
0.100%, 09/02/2014	75,000	75,000
0.080%, 09/05/2014	115,000	115,000
0.210%, 09/22/2014	18,500	18,500
0.190%, 10/27/2014	25,000	25,000
0.180%, 11/24/2014	75,000	75,000
0.208%, 01/07/2015 Δ	25,000	25,000
BNP Paribas/NY
0.285%, 10/23/2014 Δ	25,000	25,000
Canadian Imperial Bank of Commerce/NY
0.490%, 11/03/2014 Δ	25,000	25,011
0.330%, 08/15/2015 Δ	53,000	53,000
Commonwealth Bank of Australia/NY
0.238%, 07/07/2015 Δ	45,000	45,000
Credit Suisse/NY
0.200%, 10/03/2014	15,000	15,000
0.280%, 10/20/2014	40,000	40,000
0.270%, 10/21/2014	25,000	25,000
0.220%, 11/26/2014	20,000	20,000
0.310%, 12/01/2014	35,000	35,000
0.280%, 12/15/2014	40,000	40,000
0.280%, 12/26/2014	25,000	25,000
Mitsubishi UFJ Trust & Banking/NY
0.200%, 09/08/2014	25,000	25,000
0.210%, 10/14/2014	25,000	25,000
National Australia Bank/NY
0.225%, 10/23/2014 Δ	53,700	53,700
Nordea Bank Finland/NY
0.070%, 09/03/2014	125,000	125,000
0.185%, 09/18/2014	50,000	50,000
0.185%, 09/22/2014	50,000	50,000
0.215%, 10/15/2014	25,000	25,000
0.180%, 10/30/2014	50,000	50,000
0.160%, 11/10/2014	50,000	49,999
0.175%, 12/22/2014	25,000	25,000
Rabobank Nederland/NY
0.375%, 09/12/2014	50,000	50,000
0.360%, 09/16/2014	45,000	45,000
0.220%, 01/06/2015	55,000	55,000
0.282%, 03/17/2015 Δ	25,000	25,000
0.284%, 04/10/2015 Δ	75,000	75,000
Skandinaviska Enskilda Banken/NY
0.250%, 10/10/2014	40,000	40,000
0.250%, 11/10/2014	25,000	25,000
0.230%, 12/01/2014	25,000	25,000
0.185%, 12/11/2014	50,000	50,000
0.250%, 02/18/2015	25,000	25,000
0.250%, 02/27/2015	25,000	25,000

Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Sumitomo Mitsui Banking/NY
0.100%, 09/02/2014	$70,000	$70,000
0.150%, 09/12/2014	60,000	60,000
0.216%, 09/19/2014 Δ	50,000	50,000
0.210%, 10/06/2014	50,000	50,000
Svenska Handelsbanken/NY
0.175%, 11/12/2014	25,000	25,000
0.190%, 12/17/2014	35,000	35,001
0.185%, 12/29/2014	50,000	50,000
Swedbank/NY
0.090%, 09/02/2014	300,000	300,000
0.200%, 11/10/2014	75,000	75,000
0.240%, 11/17/2014	25,000	25,000
Toronto-Dominion Bank/NY
0.110%, 09/03/2014	50,000	50,000
0.240%, 09/03/2014	25,000	25,000
0.120%, 09/16/2014	25,000	25,000
0.130%, 09/29/2014	50,000	50,000
0.130%, 09/30/2014	40,000	40,000
0.140%, 10/06/2014	40,000	40,000
0.240%, 11/04/2014	25,000	25,000
0.240%, 12/18/2014	20,100	20,100
0.237%, 02/06/2015 Δ	50,000	50,000
0.230%, 02/10/2015	30,000	30,000
0.230%, 02/17/2015	20,000	20,000
Westpac Banking/NY
0.300%, 10/24/2014	25,000	25,000
0.290%, 10/29/2014	25,000	25,000
Total Certificates of Deposit
(Cost $3,660,344)		3,660,344

Financial Company Commercial Paper – 15.4%
Australia & New Zealand Banking Group
0.334%, 08/18/2015 Δ ■	49,000	49,000

Bank Nederlandse Gemeenten
0.230%, 09/05/2014 ■ ¤	50,000	49,998
0.301%, 09/16/2014 ■ ¤	25,000	24,997
0.255%, 10/24/2014 ■ ¤	30,000	29,989
0.251%, 04/08/2015 ■ ¤	50,000	49,924
Bank of New York Mellon
0.050%, 09/02/2014 ■ ¤	400,000	400,000
CDP Financial
0.200%, 09/23/2014 ■ ¤	25,000	24,997
Commonwealth Bank of Australia
0.188%, 10/07/2014 Δ ■	30,000	30,000
0.188%, 10/07/2014 Δ ■	24,500	24,500
CPPIB Capital
0.210%, 10/01/2014 ■ ¤	45,000	44,992
0.251%, 01/09/2015 ■ ¤	25,000	24,978
0.251%, 04/02/2015 ■ ¤	20,000	19,970
0.251%, 04/16/2015 ■ ¤	25,000	24,961
0.251%, 05/04/2015 ■ ¤	30,000	29,949
JP Morgan Securities
0.250%, 02/06/2015 ¤	25,000	24,973
Macquarie Bank
0.330%, 09/10/2014 Δ ■	40,000	40,000
0.334%, 10/15/2014 Δ ■	30,000	30,000
0.326%, 11/20/2014 Δ ■	30,000	30,000
0.331%, 12/16/2014 ■ ¤	35,000	34,966
0.336%, 02/10/2015 Δ ■	25,000	25,000
0.334%, 02/20/2015 Δ ■	30,000	30,000
MetLife Short Term Funding
0.110%, 09/03/2014 ■ ¤	25,000	25,000
0.110%, 09/09/2014 ■ ¤	25,000	24,999
0.110%, 09/10/2014 ■ ¤	60,000	59,998
0.110%, 09/18/2014 ■ ¤	20,000	19,999
0.120%, 10/14/2014 ■ ¤	42,811	42,805

The accompanying notes are an integral part of the financial statements.

10	FIRST AMERICAN FUNDS 2014 ANNUAL REPORT

Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Nederlandse Waterschapsbank
0.237%, 10/31/2014 Δ ■	$40,000	$40,000
0.236%, 12/05/2014 Δ ■	15,000	15,000
0.245%, 12/23/2014 Δ ■	25,000	25,003
PSP Capital
0.251%, 01/06/2015 ■ ¤	15,000	14,987
0.251%, 01/28/2015 ■ ¤	35,000	34,964
0.251%, 02/11/2015 ■ ¤	30,000	29,966
0.251%, 04/27/2015 ■ ¤	25,000	24,958
Suncorp Metway
0.356%, 10/23/2014 ■ ¤	31,500	31,484
0.230%, 11/20/2014 ■ ¤	15,000	14,992
0.351%, 11/25/2014 ■ ¤	24,700	24,680
0.351%, 12/11/2014 ■ ¤	25,000	24,975
0.351%, 12/16/2014 ■ ¤	20,000	19,979
0.351%, 01/14/2015 ■ ¤	24,000	23,969
0.341%, 02/10/2015 ■ ¤	25,820	25,781
Total Financial Company Commercial Paper
(Cost $1,566,733)		1,566,733

Asset Backed Commercial Paper ■ – 12.2%
CAFCO
0.070%, 09/02/2014 ¤	36,600	36,600
0.130%, 09/16/2014 ¤	64,600	64,596
Fairway Finance
0.100%, 09/05/2014 ¤	34,802	34,802
0.090%, 09/10/2014 ¤	33,069	33,068
Gotham Funding
0.150%, 09/16/2014 ¤	15,000	14,999
0.150%, 09/25/2014 ¤	30,000	29,997
0.160%, 10/24/2014 ¤	65,000	64,985
Kells Funding
0.210%, 10/01/2014 ¤	20,000	19,997
0.234%, 10/20/2014 Δ	50,000	50,001
0.234%, 10/22/2014 Δ	48,500	48,503
0.233%, 12/11/2014 Δ	55,000	55,000
0.234%, 12/11/2014 Δ	50,000	50,000
Liberty Street Funding
0.138%, 09/08/2014 ¤	90,000	89,998
0.130%, 09/16/2014 ¤	50,000	49,997
0.170%, 10/03/2014 ¤	15,500	15,498
0.160%, 10/28/2014 ¤	30,000	29,992
Manhattan Asset Funding
0.170%, 09/22/2014 ¤	45,000	44,996
0.190%, 10/07/2014 ¤	50,000	49,990
0.180%, 10/14/2014 ¤	20,000	19,996
0.180%, 10/16/2014 ¤	29,000	28,993
Nieuw Amsterdam Receivables
0.160%, 10/03/2014 ¤	50,000	49,993
0.160%, 11/05/2014 ¤	94,100	94,073
0.170%, 11/20/2014 ¤	7,696	7,693
Old Line Funding
0.230%, 09/18/2014 ¤	25,000	24,997
0.230%, 10/09/2014 ¤	39,000	38,991
0.180%, 11/20/2014 ¤	50,000	49,980
0.225%, 01/13/2015 ¤	44,000	43,963
Thunder Bay Funding
0.180%, 10/24/2014 ¤	50,000	49,987
0.225%, 01/05/2015 ¤	49,000	48,961
Total Asset Backed Commercial Paper
(Cost $1,240,646)		1,240,646

Other Notes – 9.9%
BHP Billiton Finance USA
1.000%, 02/24/2015	25,000	25,082
Canadian Imperial Bank
1.500%, 12/12/2014 ■	24,000	24,083
CDP Financial
3.000%, 11/25/2014 ■	72,728	73,190

Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Commonwealth Bank of Australia
3.750%, 10/15/2014 ■	$42,500	$42,682
0.514%, 01/29/2015 Δ ■	5,800	5,807
1.950%, 03/16/2015	31,513	31,776
3.500%, 03/19/2015 ■	21,248	21,615
DnB Bank/Cayman Islands Branch – Time Deposit
0.050%, 09/02/2014	350,919	350,919
MetLife Global Funding I
0.464%, 02/07/2015 Δ	87,000	87,000
MetLife Institutional Fund
1.625%, 04/02/2015 ■	11,805	11,894
MetLife Institutional Funding II
0.602%, 01/06/2015 Δ ■	27,770	27,804
National Australia Bank
3.750%, 03/02/2015 ■	14,750	15,003
2.000%, 03/09/2015	7,835	7,904
New York Life Global Funding
0.271%, 09/19/2014 Δ ■	98,235	98,238
Nordea Bank AB
3.700%, 11/13/2014 ■	11,435	11,509
Royal Bank of Canada
3.125%, 04/14/2015 ■	11,300	11,496
Statoil
2.900%, 10/15/2014	18,500	18,559
Svenska Handelsbanken
0.285%, 02/15/2015 Δ ■	65,000	65,000
Wells Fargo Bank
0.281%, 08/14/2015 Δ	20,000	20,000
Westpac Banking
4.200%, 02/27/2015	16,556	16,869
0.397%, 09/01/2015 Δ ■	35,750	35,750
Total Other Notes
(Cost $1,002,180)		1,002,180

Investment Companies Ω – 2.4%
Dreyfus Institutional Cash Advantage Fund, Institutional Shares, 0.060%	136,932,000	136,932
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.048%	102,851,000	102,851
Total Investment Companies
(Cost $239,783)		239,783

Other Commercial Paper – 1.7%
Colgate – Palmolive
0.070%, 09/03/2014 ■ ¤	$80,000	80,000
General Electric
0.100%, 09/22/2014 ¤	50,000	49,997
Wal-Mart Stores
0.070%, 09/08/2014 ¤	39,870	39,869
Total Other Commercial Paper
(Cost $169,866)		169,866

Treasury Debt – 1.4%
United States Treasury Notes
2.375%, 10/31/2014	30,000	30,111
4.250%, 11/15/2014	40,000	40,336
0.250%, 12/15/2014	25,000	25,009
0.250%, 01/15/2015	25,000	25,011
2.375%, 02/28/2015	25,000	25,276
Total Treasury Debt
(Cost $145,743)		145,743

Variable Rate Demand Notes Δ – 1.0%
Ascension Parish, Geismar Project, Series 2007 (INS: FHLB) (LOC: Suntrust Bank)
0.040%, 09/05/2014	8,700	8,700

FIRST AMERICAN FUNDS 2014 ANNUAL REPORT	11

Schedule of Investments          August 31, 2014, all dollars are rounded to thousands (000)

Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
California Health Facilities Financing Authority, St. Joseph Health System, Series 2011D (LOC: Wells Fargo Bank)
0.030%, 09/05/2014	$10,000	$10,000
Green County Industrial Development Authority, The Blue Ridge School, Series 2001 (LOC: Branch Banking & Trust)
0.040%, 09/05/2014	3,700	3,700
Illinois Development Finance Authority, North Park University, Series 1999 (LOC: JPMorgan Chase)
0.060%, 09/05/2014	2,100	2,100
Lowell Industrial Development Revenue, Arkansas Democrat-Gazette, Series 2006 (AMT) (LOC: JPMorgan Chase Bank)
0.100%, 09/05/2014	2,830	2,830
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007A (LOC: Wells Fargo Bank)
0.050%, 09/05/2014	10,835	10,835
Michigan State Hospital Finance Authority, McLaren Healthcare, Series 2008B (LOC: JPMorgan Chase Bank)
0.060%, 09/05/2014	1,000	1,000
Minneapolis & Saint Paul Housing & Redevelopment Authority Healthcare, Allina Healthcare, Series 2008C-1 (LOC: Wells Fargo Bank)
0.050%, 09/05/2014	200	200
Minnesota State Housing Finance Agency, Series 2007E (AMT) (SPA: Wells Fargo Bank)
0.150%, 09/05/2014	6,170	6,170
Mobile Downtown Redevelopment Authority, Austal USA, Series 2011A (LOC: National Australia Bank)
0.040%, 09/05/2014	2,400	2,400
New York Jets LLC, Jets Stadium Development (LOC: Sumitomo Mitsui Banking/NY)
0.110%, 09/05/2014 ■	26,000	26,000
New York State Housing Finance Agency, Blue Castle Site A Realty, Series 2006A (AMT) (LOC: JPMorgan Chase Bank)
0.060%, 09/05/2014	5,800	5,800
North Sumter Solid Waste Disposal Authority, Emelle Project, Series 2003 (AMT) (LOC: Wells Fargo Bank)
0.060%, 09/05/2014	4,350	4,350
Sweetwater County Pollution Control, PacifiCorp, Series 1994 (LOC: Wells Fargo Bank)
0.040%, 09/05/2014	14,250	14,250
Washington State Housing Finance Commission, Living Care Centers Project, Series 2000 (LOC: Wells Fargo Bank)
0.060%, 09/05/2014	7,400	7,400
Total Variable Rate Demand Notes
(Cost $105,735)		105,735

Government Agency Debt – 0.5%
Federal Home Loan Bank
0.200%, 07/17/2015	25,000	25,000
0.220%, 07/17/2015	25,000	25,000
Total Government Agency Debt
(Cost $50,000)		50,000

Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Government Agency Repurchase Agreement – 2.9%
Bank of Nova Scotia
0.060%, dated 08/29/2014, matures 09/02/2014, repurchase price $300,002 (collateralized by various government agency obligations: Total market value $306,380)
(Cost $300,000)	$300,000	$300,000

Treasury Repurchase Agreements – 7.9%
Credit Agricole Corporate & Investment Bank
0.050%, dated 08/29/2014, matures 09/02/2014, repurchase price $654,848 (collateralized by U.S. Treasury obligations: Total market value $667,814)	654,844	654,844
Federal Reserve Bank of New York
0.050%, dated 08/29/2014, matures 09/02/2014, repurchase price $150,001 (collateralized by U.S. Treasury obligations: Total market value $150,001)	150,000	150,000
Total Treasury Repurchase Agreements
(Cost $804,844)		804,844

Other Repurchase Agreements – 9.1%
BNP Paribas Prime Brokerage Inc.
0.200%, dated 08/29/2014, matures 09/02/2014, repurchase price $250,006 (collateralized by various securities: Total market value $262,500)	250,000	250,000
BNP Paribas Securities Corp
0.200%, dated 08/29/2014, matures 10/03/2014, repurchase price $120,023 (collateralized by various securities: Total market value $126,000) ∞	120,000	120,000
HSBC Securities (USA) Inc.
0.150%, dated 08/29/2014, matures 09/02/2014, repurchase price $75,001 (collateralized by various securities: Total market value $78,752)	75,000	75,000
ING Financial Markets LLC
0.150%, dated 08/29/2014, matures 09/02/2014, repurchase price $125,002 (collateralized by various securities: Total market value $131,251)	125,000	125,000
JP Morgan Securities LLC
0.290%, dated 08/29/2014, matures 10/03/2014, repurchase price $150,042 (collateralized by various securities: Total market value $157,500) ∞	150,000	150,000
SG Americas Securities LLC
0.180%, dated 08/29/2014, matures 09/02/2014, repurchase price $205,004 (collateralized by various securities: Total market value $215,250)	205,000	205,000
Total Other Repurchase Agreements
(Cost $925,000)		925,000
Total Investments ▲ - 100.4%
(Cost $10,210,874)		10,210,874
Other Assets and Liabilities, Net – (0.4)%		(39,200)
Total Net Assets – 100.0%		$10,171,674

The accompanying notes are an integral part of the financial statements.

12	FIRST AMERICAN FUNDS 2014 ANNUAL REPORT

Prime Obligations Fund (concluded)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

Δ	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2014.

■

Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of August 31, 2014, the value of these investments was $3,332,477 or 32.8% of total net assets.

¤	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

Ω	The rate shown is the annualized seven-day effective yield as of August 31, 2014.

¥	Security considered illiquid. As of August 31, 2014, the aggregate value of these investments was $270,000 or 2.7% of total net assets. See note 2 in notes to Financial Statements.

▲

On August 31, 2014, the cost of investments for federal income tax purposes was $10,210,874. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AMT – Alternative Minimum Tax. As of August 31, 2014, the total value of securities subject to AMT was $19,150 or 0.2% of total net assets.

FHLB – Federal Home Loan Bank

INS – Insured

LOC – Letter of Credit

SPA – Standby Purchase Agreement

Tax Free Obligations Fund

DESCRIPTION	PAR	VALUE >
Municipal Debt – 99.9%
Alabama – 0.7%
Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA Project, Series 2011B (LOC: Australia – New Zealand Banking Group)
0.040%, 09/05/2014 Δ	$4,765	$4,765
Colorado – 8.1%
Colorado Educational & Cultural Facilities Authority, The Nature Conservancy, Series 2002A
0.060%, 09/05/2014 Δ	8,829	8,829
Colorado Educational & Cultural Facilities Authority, The Nature Conservancy, Series 2012
0.060%, 09/05/2014 Δ	20,255	20,255
Colorado General Fund, Series A
3.000%, 06/26/2015	25,000	25,589
El Paso County, YMCA Pikes Peak Region, Series 2006 (LOC: Wells Fargo Bank)
0.050%, 09/05/2014 Δ	1,820	1,820
		56,493
Connecticut – 2.6%
Connecticut Health & Educational Facilities, Yale University, Series 1999U
0.030%, 09/05/2014 Δ	11,200	11,200
Connecticut Health & Educational Facilities, Yale University, Series 1999U2
0.030%, 09/05/2014 Δ	5,970	5,970
Connecticut Health & Educational Facilities, Yale University, Series 2005Y3
0.030%, 09/02/2014 Δ	1,085	1,085
		18,255
Delaware – 2.2%
Delaware State, Series 2014 (General Obligation)
5.000%, 03/01/2015	15,000	15,361
District of Columbia – 2.7%
District of Columbia, Progressive Life Center, Series 2008A (LOC: Branch Banking & Trust)
0.040%, 09/05/2014 Δ	3,240	3,240
District of Columbia, Series 1998A (LOC: PNC Bank)
0.050%, 09/05/2014 Δ	15,580	15,580
		18,820
Florida – 5.0%
Halifax Hospital Medical Center, Series 2008 (LOC: JPMorgan Chase Bank)
0.050%, 09/05/2014 Δ	7,000	7,000
Hillsborough Community College Foundation, Series 2006 (LOC: BMO Harris Bank)
0.050%, 09/05/2014 Δ	8,545	8,545
Orange County Health Facilities Authority, Orlando Regional Healthcare, Series 2008E (LOC: Branch Banking & Trust)
0.050%, 09/05/2014 Δ	4,500	4,500
Sarasota County Public Hospital District, Sarasota Memorial Hospital, Series 2008A (LOC: Northern Trust Company)
0.020%, 09/02/2014 Δ	15,305	15,305
		35,350

FIRST AMERICAN FUNDS 2014 ANNUAL REPORT	13

Schedule of Investments	August 31, 2014, all dollars are rounded to thousands (000)

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Illinois – 9.7%
Chicago, Neighborhoods Alive 21, Series 2002B-3 (General Obligation) (LOC: Royal Bank of Canada)
0.030%, 09/02/2014 Δ	$12,500	$12,500
Chicago, Neighborhoods Alive 21, Series 2002B-5 (General Obligation) (LOC: Bank of New York Mellon)
0.030%, 09/02/2014 Δ	12,305	12,305
Illinois Development Finance Authority, American College of Surgeons, Series 1996 (LOC: Northern Trust Company)
0.060%, 09/05/2014 Δ	3,500	3,500
Illinois Development Finance Authority, Lake Forest Academy, Series 1994 (LOC: Northern Trust Company)
0.050%, 09/05/2014 Δ	6,255	6,255
Illinois Development Finance Authority, Lyric Opera of Chicago, Series 1994 (LOC: Northern Trust Company) (LOC: Harris Trust & Savings Bank) (LOC: Bank One)
0.050%, 09/05/2014 Δ	800	800
Illinois Educational Facilities Authority, The Newberry Library, Series 1988 (LOC: Northern Trust Company)
0.050%, 09/05/2014 Δ	2,800	2,800
Illinois Finance Authority, Chicago Horticultural Society, Series 2008 (LOC: Northern Trust Company)
0.050%, 09/05/2014 Δ	9,000	9,000
Illinois Finance Authority, Elmhurst Memorial Healthcare, Series 2008D (LOC: BMO Harris Bank)
0.050%, 09/05/2014 Δ	1,000	1,000
Illinois Finance Authority, Richard Driehaus Foundation, Series 2005 (LOC: Northern Trust)
0.050%, 09/05/2014 Δ	12,100	12,100
Warren County, Monmouth College Project, Series 2002 (LOC: PNC Bank)
0.060%, 09/05/2014 Δ	8,125	8,125
		68,385
Indiana – 0.4%
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008F (LOC: Bank of New York Mellon)
0.040%, 09/05/2014 Δ	3,100	3,100
Iowa – 0.5%
Iowa Finance Authority, Mississippi Valley Regional Blood Center, Series 2003 (LOC: Wells Fargo Bank)
0.050%, 09/05/2014 Δ	3,750	3,750
Kentucky – 1.5%
City of Russell, Bon Secours Health System, Series 2002B (LOC: JPMorgan Chase Bank)
0.050%, 09/05/2014 Δ	4,140	4,140
Warren County, WKU Student Life Foundation, Series 2008 (LOC: JPMorgan Chase Bank)
0.060%, 09/05/2014 Δ	6,140	6,140
		10,280
Louisiana – 7.0%
Ascension Parish, IMTT- Geismar Project, Series 2007 (INS: FHLB) (LOC: Suntrust Bank)
0.040%, 09/05/2014 Δ	17,190	17,190

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
East Baton Rouge Parish Industrial Development Board, ExxonMobil Project, Series 2010B
0.020%, 09/02/2014 Δ	$12,000	$12,000
Louisiana Local Government Environmental Facilities and Community Development Authority, NSU Facilities Corporation Project, Series 2007B (INS: FHLB) (SPA:Regions Bank)
0.080%, 09/05/2014 Δ	20,000	20,000
		49,190
Maine – 1.4%
County of Cumberland Tax Anticipation Notes, Series 2014 (General Obligation)
1.000%, 11/14/2014	10,000	10,017
Maryland – 4.6%
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007A (LOC: Wells Fargo Bank)
0.050%, 09/05/2014 Δ	5,480	5,480
Maryland State Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Series 1985A (LOC: TD Bank)
0.040%, 09/05/2014 Δ	26,450	26,450
		31,930
Michigan – 2.5%
University of Michigan (Commercial Paper)
0.060%, 09/16/2014	15,000	15,000
University Michigan, Series 2012D1
0.010%, 09/02/2014 Δ	2,760	2,760
		17,760
Minnesota – 6.5%
Eden Prairie Multifamily Housing Revenue, Park at City West Apartments, Series 2001
0.050%, 09/05/2014 Δ	14,505	14,505
Minnetonka Housing Revenue, The Cliffs at Ridgedale, Series 1995 (INS:FNMA)
0.050%, 09/05/2014 Δ	8,150	8,150
University of Minnesota (Commercial Paper)
0.080%, 09/10/2014	9,000	9,000
0.080%, 09/10/2014	13,750	13,750
		45,405
Mississippi – 3.0%
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2007C
0.020%, 09/02/2014 Δ	3,995	3,995
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A, Series 2009C
0.020%, 09/02/2014 Δ	800	800
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A, Series 2009E
0.040%, 09/02/2014 Δ	7,150	7,150
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010G
0.020%, 09/02/2014 Δ	735	735
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010I
0.020%, 09/02/2014 Δ	3,205	3,205

The accompanying notes are an integral part of the financial statements.

14	FIRST AMERICAN FUNDS 2014 ANNUAL REPORT

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010L
0.040%, 09/02/2014 Δ	$4,900	$4,900
		20,785
New Jersey – 0.1%
South Jersey Transportation Authority, Series 2009A4 (LOC: Wells Fargo Bank)
0.030%, 09/05/2014 Δ	1,000	1,000
New York – 3.1%
New York City Transitional Finance Authority, Series 2005A1
5.000%, 11/01/2014	2,775	2,797
New York City Transitional Finance Authority, Series 2011A
5.000%, 11/01/2014	2,175	2,193
New York Dormitory Authority, Series 2009G
5.000%, 03/15/2015	1,000	1,026
New York State Energy Research and Development Authority, Orange and Rockland Utilities, Series 1995A (INS: AMBAC) (LOC: Wachovia Bank)
0.080%, 09/05/2014 Δ	15,700	15,700
		21,716
North Carolina – 2.6%
Charlotte Douglas International Airport, Series 2007B (LOC: Bank of America)
0.040%, 09/05/2014 Δ	1,790	1,790
North Carolina Capital Facilities Finance Agency, Fayetteville University, Series 2001 (LOC: Wells Fargo Bank)
0.050%, 09/05/2014 Δ	1,520	1,520
North Carolina Capital Facilities Finance Agency, Salem Academy and College Project, Series 2005 (LOC: Branch Banking & Trust)
0.040%, 09/05/2014 Δ	6,210	6,210
North Carolina Medical Care Commission, Health Care Facilities, WakeMed, Series 2009C (LOC: Wells Fargo Bank)
0.050%, 09/05/2014 Δ	5,810	5,810
Wake County Industrial Facilities & Pollution Control Financing Authority, Wake Enterprises, Series 2009 (LOC: Branch Banking & Trust)
0.040%, 09/05/2014 Δ	3,075	3,075
		18,405
Ohio – 4.9%
Akron Income Tax Revenue, Series 2013
1.000%, 11/12/2014	4,185	4,191
City of Blue Ash, Ursuline Academy of Cincinnati, Series 2008 (LOC: PNC Bank)
0.060%, 09/05/2014 Δ	12,570	12,570
Cuyahoga County Hospital, Metro Health System, Series 2005 (LOC: PNC Bank)
0.050%, 09/05/2014 Δ	12,900	12,900
Franklin County, Health Care Facilities Improvement Revenue, Ohio Presbyterian Retirement Services, Series 2006A (LOC: PNC Bank)
0.050%, 09/05/2014 Δ	2,000	2,000
Lucas County, Series 2014 (General Obligation)
1.000%, 07/14/2015	2,450	2,468
		34,129

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Pennsylvania – 1.6%
Butler County, North Allegheny School District, Series 2011B (SPA: PNC Bank)
0.050%, 09/05/2014 Δ	$9,920	$9,920
Pennsylvania Higher Educational Facilities Authority, Drexel University, Series 2007B (LOC: Wells Fargo Bank)
0.050%, 09/05/2014 Δ	1,000	1,000
		10,920
Rhode Island – 1.0%
Rhode Island Health & Educational Building Revenue, Pennfield School, Series 2004 (LOC: Santander Bank) (LOC: Bank of New York Mellon)
0.120%, 09/05/2014 Δ	4,225	4,225
Rhode Island Health & Educational Building, Higher Education Facilities, Brown University, Series 2005A
0.040%, 09/05/2014 Δ	2,550	2,550
		6,775
South Carolina – 2.4%
Georgetown County School District, Series 2011B (General Obligation)
5.000%, 03/01/2015	2,285	2,341
Mount Pleasant Waterworks and Sewer System, Series 2005B (SPA: Bank of America)
0.060%, 09/05/2014 Δ	7,085	7,085
South Carolina Economic Development Authority, Heathwood Hall Episcopal School, Series 2001 (LOC: Wells Fargo Bank)
0.050%, 09/05/2014 Δ	7,700	7,700
		17,126
Tennessee – 0.2%
Blount County Public Building Authority, Series E-8-A (LOC: Branch Banking & Trust)
0.040%, 09/05/2014 Δ	1,400	1,400
Texas – 7.7%
Austin County Industrial Development, Justin Industries, Series 1984 (LOC: JPMorgan Chase Bank)
0.070%, 09/05/2014 Δ	5,000	5,000
Birdville Independent School District, Unlimited Tax Refund Bonds, Series 2014
3.000%, 02/15/2015	2,275	2,304
Harris County Tax and Revenue Anticipation Notes, Series 2014 (General Obligation)
1.000%, 02/27/2015	25,000	25,112
Hunt County Health Facilities Development, Greenville Universal Health Services (LOC: Morgan Guaranty Trust)
0.100%, 09/05/2014 Δ	4,300	4,300
Lower Neches Valley Authority Industrial Development Corporation, ExxonMobil Project, Series 2012
0.020%, 09/02/2014 Δ	11,090	11,090
San Antonio, Series 2014 (General Obligation)
2.000%, 02/01/2015	6,120	6,168
		53,974

FIRST AMERICAN FUNDS 2014 ANNUAL REPORT	15

Schedule of Investments	August 31, 2014, all dollars are rounded to thousands (000)

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Vermont – 1.1%
Vermont State Housing Finance Agency, West Block University of Vermont Apartments, Winooski, Series 2004A (LOC: Sovereign Bank) (LOC: Bank of New York Mellon)
0.070%, 09/05/2014 Δ	$7,735	$7,735
Virginia – 4.3%
Fairfax County Economic Development Authority, Smithsonian Institution, Series 2003B (SPA: Northern Trust Company)
0.050%, 09/05/2014 Δ	12,000	12,000
Loudoun County Industrial Development Authority, Howard Hughes Medical Center, Series 2003E
0.030%, 09/05/2014 Δ	2,000	2,000
Loudoun County Industrial Development Authority, Howard Hughes Medical Center, Series 2003F
0.030%, 09/05/2014 Δ	9,070	9,070
Portsmouth Redevelopment & Housing Authority, Phoebus Square Apartments, Series 2008
0.120%, 09/05/2014 Δ	7,200	7,200
		30,270
Washington – 6.9%
Spokane County School District #81, Series 2010B (General Obligation)
5.000%, 12/01/2014	2,500	2,530
Washington Health Care Facilities Authority, Multicare Health System, Series 2007D (LOC: Barclays Bank)
0.050%, 09/02/2014 Δ	24,575	24,575
Washington State Housing Finance Commission, Franke Tobey Jones Project, Series 2003 (LOC Wells Fargo Bank)
0.060%, 09/05/2014 Δ	10,100	10,100
Washington State Housing Finance Commission, Overlake School Project, Series 2003 (LOC: Wells Fargo Bank)
0.050%, 09/05/2014 Δ	6,475	6,475
Washington State Housing Finance Commission, Willow Tree Grove Apartments Project, Series 2011
0.040%, 09/05/2014 Δ	4,900	4,900
		48,580
West Virginia – 0.4%
Charleston Parking Facility, Charleston Town Center Parking, Series 1996A (LOC: Branch Banking & Trust)
0.170%, 09/05/2014 Δ	3,120	3,120
Wisconsin – 2.3%
Wisconsin State Health & Educational Facilities Authority, Goodwill Industries North Center, Series 2008 (LOC: Wells Fargo Bank)
0.050%, 09/05/2014 Δ	4,900	4,900
Wisconsin State Health & Educational Facilities Authority, St. Norbert College, Series 2008 (LOC: JPMorgan Chase Bank)
0.050%, 09/05/2014 Δ	11,555	11,555
		16,455

Tax Free Obligations Fund (concluded)

DESCRIPTION	PAR	VALUE >
Wyoming – 2.9%
Lincoln County, Pollution Control, PacifiCorp Project, Series 1991 (LOC: Scotia Bank)
0.050%, 09/05/2014 Δ	$20,125	$20,125
Total Municipal Debt (Cost $701,376)		701,376
Total Investments ▲ – 99.9% (Cost $701,376)		701,376
Other Assets and Liabilities, Net – 0.1%		734
Total Net Assets – 100.0%		$702,110

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

Δ	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2014.

▲	On August 31, 2014, the cost of investments for federal income tax purposes was $701,376. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AMBAC – American Municipal Bond Assurance Corporation

FHLB – Federal Home Loan Bank

FNMA – Federal National Mortgage Association

INS – Insured

LOC – Letter of Credit

SPA – Standby Purchase Agreement

The accompanying notes are an integral part of the financial statements.

16	FIRST AMERICAN FUNDS 2014 ANNUAL REPORT

Treasury Obligations Fund

DESCRIPTION	PAR	VALUE >
Treasury Debt – 23.8%
U.S. Treasury Bond
11.250%, 02/15/2015	$62,600	$65,776
U.S. Treasury Notes
0.500%, 10/15/2014	175,000	175,088
2.375%, 10/31/2014	140,000	140,516
4.250%, 11/15/2014	40,000	40,336
2.125%, 11/30/2014	100,000	100,496
0.250%, 12/15/2014	75,000	75,028
0.250%, 01/15/2015	25,000	25,011
2.250%, 01/31/2015	225,000	227,006
4.000%, 02/15/2015	50,000	50,892
2.375%, 02/28/2015	75,000	75,828
0.075%, 01/31/2016 Δ	300,000	299,869
0.099%, 04/30/2016 Δ	270,000	270,012
0.100%, 07/31/2016 Δ	220,000	220,003
Total Treasury Debt (Cost $1,765,861)		1,765,861
Treasury Repurchase Agreements – 76.1%
Credit Agricole Corporate & Investment Bank
0.050%, dated 08/29/2014, matures
09/02/2014, repurchase price $693,809 (collateralized by U.S. Treasury obligations: Total market value $707,717)	693,805	693,805
Deutsche Bank Securities Inc.
0.050%, dated 08/29/2014, matures
09/02/2014, repurchase price $700,004 (collateralized by U.S. Treasury obligations: Total market value $714,000)	700,000	700,000
Federal Reserve Bank of New York
0.050%, dated 08/29/2014, matures
09/02/2014, repurchase price $3,150,018 (collateralized by U.S. Treasury obligations: Total market value $3,150,018)	3,150,000	3,150,000
HSBC Securities (USA) Inc.
0.040%, dated 08/29/2014, matures
09/02/2014, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,001)	100,000	100,000
Merrill Lynch, Pierce, Fenner & Smith Inc.
0.040%, dated 08/29/2014, matures
09/02/2014, repurchase price $50,000 (collateralized by U.S. Treasury obligations: Total market value $51,000)	50,000	50,000
SG Americas Securities LLC
0.050%, dated 08/29/2014, matures
09/02/2014, repurchase price $250,001 (collateralized by U.S. Treasury obligations: Total market value $255,000)	250,000	250,000
0.050%, dated 08/29/2014, matures
09/02/2014, repurchase price $400,002 (collateralized by U.S. Treasury obligations: Total market value $408,000)	400,000	400,000
TD Securities (USA) LLC
0.050%, dated 08/29/2014, matures
09/02/2014, repurchase price $300,002 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000
Total Treasury Repurchase Agreements (Cost $5,643,805)		5,643,805
Total Investments ▲ – 99.9% (Cost $7,409,666)		7,409,666
Other Assets and Liabilities, Net – 0.1%		3,932
Total Net Assets – 100.0%		$7,413,598

Treasury Obligations Fund (concluded)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

Δ	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2014.

▲

On August 31, 2014, the cost of investments for federal income tax purposes was $7,409,666. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FIRST AMERICAN FUNDS 2014 ANNUAL REPORT	17

Schedule of Investments      August 31, 2014, all dollars are rounded to thousands (000)

U.S. Treasury Money Market Fund

DESCRIPTION	PAR	VALUE >
Treasury Debt – 85.3%
U.S. Treasury Bills Ä
0.030%, 09/04/2014	$66,721	$66,721
0.038%, 09/11/2014	74,904	74,903
0.029%, 09/18/2014	110,458	110,456
0.020%, 09/25/2014	8,838	8,838
0.010%, 10/09/2014	28,693	28,693
0.007%, 10/16/2014	17,941	17,941
0.088%, 03/05/2015	5,000	4,998
U.S. Treasury Notes
0.250%, 09/15/2014	50,000	50,004
0.250%, 09/30/2014	64,176	64,186
2.375%, 09/30/2014	25,000	25,046
0.500%, 10/15/2014	50,000	50,027
0.250%, 10/31/2014	2,090	2,091
2.375%, 10/31/2014	97,500	97,870
4.250%, 11/15/2014	39,238	39,573
2.125%, 11/30/2014	85,000	85,432
0.250%, 01/15/2015	12,815	12,823
0.075%, 01/31/2016 Δ	80,000	79,970
0.099%, 04/30/2016 Δ	5,000	5,000
0.100%, 07/31/2016 Δ	5,000	5,000
U.S. Treasury Strip
0.100%, 11/30/2014	2,500	2,499
Total Treasury Debt (Cost $832,071)		832,071
Total Investments ▲ – 85.3% (Cost $832,071)		832,071
Other Assets and Liabilities, Net – 14.7%		142,839
Total Net Assets – 100.0%		$974,910

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

Ä	Rate shown is effective yield as of August 31, 2014.

Δ	Variable rate security – The rate shown is the rate in effect as of August 31, 2014.

▲	On August 31, 2014, the cost of investments for federal income tax purposes was $832,071. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

The accompanying notes are an integral part of the financial statements.

18	FIRST AMERICAN FUNDS 2014 ANNUAL REPORT

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Statements of Assets and Liabilities	August 31, 2014, all dollars and shares are rounded to thousands (000), except per share data

	Government Obligations Fund	Prime Obligations Fund	Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
ASSETS:
Investments in securities, at value (note 2)	$9,237,180	$8,181,030	$701,376	$1,765,861	$832,071
Repurchase agreements, at value (note 2)	7,601,351	2,029,844	—	5,643,805	—
Cash	—	3	4	1	1
Receivable for investments sold	—	—	—	—	139,615
Receivable for interest	2,116	5,748	791	4,384	3,292
Receivable for capital shares sold	4	325	—	1	—
Prepaid expenses and other assets	7	35	19	6	9
Total assets	16,840,658	10,216,985	702,190	7,414,058	974,988
LIABILITIES:
Dividends payable	88	139	—	—	—
Payable for investments purchased	—	43,288	—	—	—
Payable for capital shares redeemed	1	494	—	27	—
Payable to affiliates (note 3)	1,185	1,329	20	371	17
Payable for director’s fees	2	3	3	3	3
Accrued expenses and other liabilities	57	58	57	59	58
Total liabilities	1,333	45,311	80	460	78
Net assets	$16,839,325	$10,171,674	$702,110	$7,413,598	$974,910
COMPOSITION OF NET ASSETS:
Portfolio capital	$16,839,548	$10,171,713	$702,110	$7,413,899	$974,915
Undistributed (distributions in excess of) net investment income	(23)	(9)	—	—	—
Accumulated net realized loss on investments (note 2)	(200)	(30)	—	(301)	(5)
Net assets	$16,839,325	$10,171,674	$702,110	$7,413,598	$974,910
Class A:
Net assets	$258,329	$1,276,361	$102,926	$355,633	$46,589
Shares issued and outstanding ($0.01 par value – 5 billion authorized*)	258,331	1,276,524	102,953	355,645	46,583
Net asset value, offering price and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class D:
Net assets	$2,673,198	$713,504	$56,460	$1,557,573	$236,624
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	2,673,201	713,400	56,457	1,557,736	236,605
Net asset value, offering price and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class I:
Net assets	$—	$618,017	$—	$—	$—
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	—	618,091	—	—	—
Net asset value, offering price and redemption price per share	$—	$1.00	$—	$—	$—
Class Y:
Net assets	$5,573,724	$3,449,035	$403,760	$2,444,902	$337,908
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	5,573,796	3,449,035	403,734	2,445,063	337,875
Net asset value, offering price and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class Z:
Net assets	$6,678,107	$3,895,152	$133,374	$2,339,006	$264,529
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	6,678,032	3,895,260	133,355	2,339,083	264,516
Net asset value, offering price and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Institutional Investor Class:
Net assets	$1,655,967	$219,605	$5,590	$585,522	$89,260
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	1,655,943	219,423	5,590	585,449	89,250
Net asset value, offering price and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Reserve Class:
Net assets	$—	$—	$—	$130,962	$—
Shares issued and outstanding ($0.01 par value – 5 billion authorized)	—	—	—	131,014	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$1.00	$—

* 20 billion shares are authorized for U.S. Treasury Money Market Fund.

The accompanying notes are an integral part of the financial statements.

20	FIRST AMERICAN FUNDS 2014 ANNUAL REPORT

Statements of Operations	For the year ended August 31, 2014, all dollars are rounded to thousands (000)

	Government Obligations Fund	Prime Obligations Fund	Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
INVESTMENT INCOME:
Interest income	$15,450	$19,010	$598	$5,983	$447
Securities lending income (note 2)	7	2	—	11	—
Total investment income	15,457	19,012	598	5,994	447
EXPENSES (note 3):
Investment advisory fees	16,841	10,489	718	7,973	911
Administration fees and expenses	22,601	14,671	1,019	10,835	1,243
Transfer agent fees and expenses	132	168	130	150	129
Custodian fees	842	524	36	399	46
Legal fees	35	42	35	35	35
Audit fees	49	49	49	49	49
Registration fees	25	59	35	22	15
Postage and printing fees	308	208	14	153	16
Directors’ fees	73	73	73	73	73
Other expenses	175	179	75	129	92
Distribution and shareholder servicing (12b-1) fees:
Class A	638	3,158	256	941	87
Class D	4,233	1,379	76	2,370	343
Reserve Class	—	—	—	701	—
Shareholder servicing (non 12b-1) fees:
Class A	638	3,158	256	941	87
Class D	7,055	2,298	127	3,949	572
Class I	—	1,249	—	—	—
Class Y	14,969	8,399	1,098	6,402	810
Reserve Class	—	—	—	350	—
Institutional Investor Class	1,646	270	13	720	85
Total expenses	70,260	46,373	4,010	36,192	4,593
Less: Fee waivers (note 3)	(55,817)	(29,042)	(3,412)	(30,198)	(4,146)
Total net expenses	14,443	17,331	598	5,994	447
Investment income – net	1,014	1,681	—	—	—
Net realized gain (loss) on investments	26	8	—	92	(4)
Net increase (decrease) in net assets resulting from operations	$1,040	$1,689	$—	$92	$(4)

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2014 ANNUAL REPORT	21

Statements of Changes in Net Assets	all dollars are rounded to thousands (000)

		Government Obligations Fund		Prime Obligations Fund
	Year Ended 8/31/2014	Year Ended 8/31/2013	Year Ended 8/31/2014	Year Ended 8/31/2013
OPERATIONS:
Investment income – net	$1,014	$2,568	$1,681	$1,426
Net realized gain (loss) on investments	26	119	8	106
Net increase (decrease) in net assets resulting from operations	1,040	2,687	1,689	1,532
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(15)	(46)	(202)	(1)
Class D	(170)	(420)	(147)	(1)
Class I	—	—	(100)	(1)
Class Y	(361)	(859)	(539)	(3)
Class Z	(369)	(976)	(650)	(1,420)
Institutional Investor Class	(99)	(267)	(43)	—
Reserve Class	—	—	—	—
Total distributions	(1,014)	(2,568)	(1,681)	(1,426)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
Proceeds from sales	816,135	1,325,811	1,775,387	2,346,094
Reinvestment of distributions	4	6	161	—
Payments for redemptions	(803,593)	(1,327,576)	(1,785,021)	(2,148,922)
Increase (decrease) in net assets from Class A transactions	12,546	(1,759)	(9,473)	197,172
Class D:
Proceeds from sales	8,061,498	9,102,323	2,639,186	1,882,046
Reinvestment of distributions	—	—	—	—
Payments for redemptions	(8,209,897)	(8,984,625)	(2,698,384)	(1,971,484)
Increase (decrease) in net assets from Class D transactions	(148,399)	117,698	(59,198)	(89,438)
Class I:
Proceeds from sales	—	—	3,440,796	4,809,946
Reinvestment of distributions	—	—	2	—
Payments for redemptions	—	—	(3,406,312)	(5,350,537)
Increase (decrease) in net assets from Class I transactions	—	—	34,486	(540,591)
Class Y:
Proceeds from sales	23,306,773	30,544,956	24,424,733	29,509,854
Reinvestment of distributions	52	89	82	—
Payments for redemptions	(24,154,247)	(28,855,692)	(24,288,095)	(29,327,606)
Increase (decrease) in net assets from Class Y transactions	(847,422)	1,689,353	136,720	182,248
Class Z:
Proceeds from sales	58,074,386	56,009,133	27,660,393	31,858,963
Reinvestment of distributions	55	128	65	187
Payments for redemptions	(57,494,310)	(57,512,785)	(27,716,492)	(32,684,557)
Increase (decrease) in net assets from Class Z transactions	580,131	(1,503,524)	(56,034)	(825,407)
Institutional Investor Class:
Proceeds from sales	5,956,669	7,783,103	2,354,592	3,444,182
Reinvestment of distributions	—	—	—	—
Payments for redemptions	(5,917,324)	(7,346,681)	(2,390,749)	(3,440,707)
Increase (decrease) in net assets from Institutional Investor Class transactions	39,345	436,422	(36,157)	3,475
Reserve Class:
Proceeds from sales	—	—	—	—
Reinvestment of distributions	—	—	—	—
Payments for redemptions	—	—	—	—
Decrease in net assets from Reserve Class transactions	—	—	—	—
Increase (decrease) in net assets from capital share transactions	(363,799)	738,190	10,344	(1,072,541)
Total increase (decrease) in net assets	(363,773)	738,309	10,352	(1,072,435)
Net assets at beginning of year	17,203,098	16,464,789	10,161,322	11,233,757
Net assets at end of year	$16,839,325	$17,203,098	$10,171,674	$10,161,322
Undistributed (distributions in excess of) net investment income	$(23)	$(23)	$(9)	$(9)

The accompanying notes are an integral part of the financial statements.

22	FIRST AMERICAN FUNDS 2014 ANNUAL REPORT

	Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
Year Ended 8/31/2014	Year Ended 8/31/2013	Year Ended 8/31/2014	Year Ended 8/31/2013	Year Ended 8/31/2014	Year Ended 8/31/2013

$1	$—	$8	$—	$—	$—
—	—	92	198	(4)	13
—	1	92	206	(4)	13

—	—	—	—	—	—
—	—	—	—	—	(1)
—	—	—	—	—	—
—	—	—	—	(1)	(1)
—	(1)	—	(8)	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	(1)	—	(8)	(1)	(2)

150,594	100,392	711,199	1,367,815	2,591,310	1,195,111
—	—	—	—	—	—
(106,239)	(131,035)	(757,298)	(1,436,781)	(2,575,839)	(1,181,734)
44,355	(30,643)	(46,099)	(68,966)	15,471	13,377

148,688	132,448	3,918,771	4,572,335	583,117	685,778
—	—	—	—	—	—
(151,226)	(121,775)	(4,256,254)	(4,788,328)	(527,612)	(701,570)
(2,538)	10,673	(337,483)	(215,993)	55,505	(15,792)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

848,457	1,009,946	7,982,668	11,158,962	2,767,434	1,310,303
—	—	—	—	—	—
(849,984)	(990,966)	(8,274,643)	(12,094,092)	(2,719,649)	(1,311,988)
(1,527)	18,980	(291,975)	(935,130)	47,785	(1,685)

635,941	611,976	13,343,789	17,646,270	1,511,859	939,205
—	—	—	1	—	—
(592,760)	(585,852)	(13,591,170)	(19,243,404)	(1,410,564)	(836,168)
43,181	26,124	(247,381)	(1,597,133)	101,295	103,037

212,583	357,903	2,763,094	2,112,412	189,699	170,935
—	—	—	—	—	—
(212,980)	(377,335)	(2,788,076)	(2,114,267)	(137,431)	(152,547)
(397)	(19,432)	(24,982)	(1,855)	52,268	18,388

—	—	336,990	394,093	—	—
—	—	—	—	—	—
—	—	(351,442)	(426,931)	—	—
—	—	(14,452)	(32,838)	—	—
83,074	5,702	(962,372)	(2,851,915)	272,324	117,325
83,074	5,702	(962,280)	(2,851,717)	272,319	117,336
619,036	613,334	8,375,878	11,227,595	702,591	585,255
$702,110	$619,036	$7,413,598	$8,375,878	$974,910	$702,591
$—	$—	$—	$—	$—	$—

FIRST AMERICAN FUNDS 2014 ANNUAL REPORT	23

Financial Highlights	For a share outstanding throughout the periods ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period	Total Return[2]	Net Assets End of Period (000)
Government Obligations Fund
Class A
2014	$1.00	0.000	[1]	(0.000)[1]	$1.00	0.01%	$258,329
2013	1.00	0.000	[1]	(0.000)[1]	1.00	0.02	245,783
2012	1.00	0.000	[1]	(0.000)[1]	1.00	0.01	247,540
2011	1.00	—		—	1.00	0.00	217,973
2010	1.00	—		—	1.00	0.00	295,439
Class D
2014	$1.00	0.000	[1]	(0.000)[1]	$1.00	0.01%	$2,673,198
2013	1.00	0.000	[1]	(0.000)[1]	1.00	0.02	2,821,593
2012	1.00	0.000	[1]	(0.000)[1]	1.00	0.01	2,703,874
2011	1.00	—		—	1.00	0.00	2,176,148
2010	1.00	—		—	1.00	0.00	2,525,955
Class Y
2014	$1.00	0.000	[1]	(0.000)[1]	$1.00	0.01%	$5,573,724
2013	1.00	0.000	[1]	(0.000)[1]	1.00	0.02	6,421,137
2012	1.00	0.000	[1]	(0.000)[1]	1.00	0.01	4,731,744
2011	1.00	—		—	1.00	0.00	3,843,620
2010	1.00	—		—	1.00	0.00	5,141,352
Class Z
2014	$1.00	0.000	[1]	(0.000)[1]	$1.00	0.01%	$6,678,107
2013	1.00	0.000	[1]	(0.000)[1]	1.00	0.02	6,097,966
2012	1.00	0.000	[1]	(0.000)[1]	1.00	0.01	7,601,448
2011	1.00	0.000	[1]	(0.000)[1]	1.00	0.01	5,699,924
2010	1.00	0.000	[1]	(0.000)[1]	1.00	0.04	4,292,577
Institutional Investor Class
2014	$1.00	0.000	[1]	(0.000)[1]	$1.00	0.01%	$1,655,967
2013	1.00	0.000	[1]	(0.000)[1]	1.00	0.02	1,616,619
2012	1.00	0.000	[1]	(0.000)[1]	1.00	0.01	1,180,183
2011	1.00	—		—	1.00	0.00	1,217,032
2010	1.00	—		—	1.00	0.00	1,082,835

[1]	Rounds to zero.

[2]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

24	FIRST AMERICAN FUNDS 2014 ANNUAL REPORT

Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)

0.09%	0.01%	0.80%	(0.70)%
0.14	0.02	0.80	(0.64)
0.15	0.01	0.79	(0.63)
0.20	0.00	0.79	(0.59)
0.27	0.00	0.78	(0.51)

0.09%	0.01%	0.65%	(0.55)%
0.14	0.02	0.65	(0.49)
0.16	0.01	0.65	(0.48)
0.20	0.00	0.64	(0.44)
0.27	0.00	0.63	(0.36)

0.09%	0.01%	0.50%	(0.40)%
0.14	0.02	0.50	(0.34)
0.16	0.01	0.50	(0.33)
0.20	0.00	0.49	(0.29)
0.27	0.00	0.48	(0.21)

0.09%	0.01%	0.25%	(0.15)%
0.14	0.02	0.24	(0.08)
0.16	0.01	0.25	(0.08)
0.19	0.01	0.25	(0.05)
0.23	0.05	0.23	0.05

0.09%	0.01%	0.35%	(0.25)%
0.14	0.02	0.34	(0.18)
0.15	0.01	0.34	(0.18)
0.20	0.00	0.34	(0.14)
0.27	0.01	0.33	(0.05)

FIRST AMERICAN FUNDS 2014 ANNUAL REPORT	25

Financial Highlights	For a share outstanding throughout the periods ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period	Total Return[2]	Net Assets End of Period (000)
Prime Obligations Fund
Class A
2014	$1.00	0.000	[1]	(0.000)[1]	$1.00	0.02%	$1,276,361
2013	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	1,285,833
2012	1.00	—		—	1.00	0.00	1,088,649
2011	1.00	—		—	1.00	0.00	1,149,814
2010	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	1,324,087
Class D
2014	$1.00	0.000	[1]	(0.000)[1]	$1.00	0.02%	$713,504
2013	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	772,701
2012	1.00	—		—	1.00	0.00	862,131
2011	1.00	—		—	1.00	0.00	1,085,626
2010	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	1,513,140
Class I
2014	$1.00	0.000	[1]	(0.000)[1]	$1.00	0.02%	$618,017
2013	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	583,529
2012	1.00	—		—	1.00	0.00	1,124,114
2011	1.00	—		—	1.00	0.00	1,251,541
2010	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	1,633,364
Class Y
2014	$1.00	0.000	[1]	(0.000)[1]	$1.00	0.02%	$3,449,035
2013	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	3,312,313
2012	1.00	—		—	1.00	0.00	3,130,035
2011	1.00	—		—	1.00	0.00	3,374,744
2010	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	3,741,060
Class Z
2014	$1.00	0.000	[1]	(0.000)[1]	$1.00	0.02%	$3,895,152
2013	1.00	0.000	[1]	(0.000)[1]	1.00	0.03	3,951,184
2012	1.00	0.000	[1]	(0.001)	1.00	0.06	4,776,543
2011	1.00	0.000	[1]	(0.000)[1]	1.00	0.07	5,649,257
2010	1.00	0.000	[1]	(0.001)	1.00	0.10	9,608,076
Institutional Investor Class
2014	$1.00	0.000	[1]	(0.000)[1]	$1.00	0.02%	$219,605
2013	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	255,762
2012	1.00	—		—	1.00	0.00	252,285
2011	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	423,613
2010	1.00	0.000	[1]	(0.000)[1]	1.00	0.02	925,862

[1]	Rounds to zero.

[2]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

26	FIRST AMERICAN FUNDS 2014 ANNUAL REPORT

Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)

0.17%	0.02%	0.80%	(0.61)%
0.23	0.00	0.80	(0.57)
0.26	0.00	0.80	(0.54)
0.30	0.00	0.79	(0.49)
0.33	0.00	0.78	(0.45)

0.17%	0.02%	0.65%	(0.46)%
0.23	0.00	0.65	(0.42)
0.26	0.00	0.65	(0.39)
0.30	0.00	0.64	(0.34)
0.34	0.00	0.64	(0.30)

0.17%	0.02%	0.45%	(0.26)%
0.23	0.00	0.45	(0.22)
0.26	0.00	0.45	(0.19)
0.30	0.00	0.44	(0.14)
0.34	0.00	0.43	(0.09)

0.17%	0.02%	0.50%	(0.31)%
0.23	0.00	0.50	(0.27)
0.26	0.00	0.50	(0.24)
0.30	0.00	0.49	(0.19)
0.34	0.00	0.48	(0.14)

0.17%	0.02%	0.25%	(0.06)%
0.20	0.03	0.25	(0.02)
0.20	0.06	0.25	0.01
0.23	0.07	0.24	0.06
0.23	0.10	0.23	0.10

0.17%	0.02%	0.35%	(0.16)%
0.23	0.00	0.35	(0.12)
0.26	0.00	0.35	(0.09)
0.31	0.00	0.35	(0.04)
0.31	0.03	0.33	0.01

FIRST AMERICAN FUNDS 2014 ANNUAL REPORT	27

FINANCIAL HIGHLIGHTS	For a share outstanding throughout the periods ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period	Total Return[2]	Net Assets End of Period (000)
Tax Free Obligations Fund
Class A
2014	$1.00	—		—	$1.00	0.00%	$102,926
2013	1.00	—		—	1.00	0.00	58,571
2012	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	89,213
2011	1.00	—		—	1.00	0.00	71,532
2010	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	74,301
Class D
2014	$1.00	—		—	$1.00	0.00%	$56,460
2013	1.00	—		—	1.00	0.00	58,998
2012	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	48,324
2011	1.00	—		—	1.00	0.00	33,470
2010	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	28,380
Class Y
2014	$1.00	—		—	$1.00	0.00%	$403,760
2013	1.00	—		—	1.00	0.00	405,287
2012	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	386,307
2011	1.00	—		—	1.00	0.00	501,167
2010	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	573,858
Class Z
2014	$1.00	—		—	$1.00	0.00%	$133,374
2013	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	90,194
2012	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	64,071
2011	1.00	0.000	[1]	(0.000)[1]	1.00	0.01	104,254
2010	1.00	0.000	[1]	(0.000)[1]	1.00	0.03	348,256
Institutional Investor Class
2014	$1.00	—		—	$1.00	0.00%	$5,590
2013	1.00	—		—	1.00	0.00	5,986
2012	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	25,419
2011	1.00	—		—	1.00	0.00	19,030
2010	1.00	0.000	[1]	(0.000)[1]	1.00	0.01	12,445

[1]	Rounds to zero.

[2]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

28	FIRST AMERICAN FUNDS 2014 ANNUAL REPORT

Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)

0.08%	0.00%	0.84%	(0.76)%
0.15	0.00	0.85	(0.70)
0.15	0.00	0.86	(0.71)
0.24	0.00	0.84	(0.60)
0.26	0.00	0.81	(0.55)

0.09%	0.00%	0.70%	(0.61)%
0.15	0.00	0.70	(0.55)
0.15	0.00	0.71	(0.56)
0.24	0.00	0.69	(0.45)
0.26	0.00	0.66	(0.40)

0.08%	0.00%	0.54%	(0.46)%
0.14	0.00	0.55	(0.41)
0.14	0.00	0.55	(0.41)
0.24	0.00	0.53	(0.29)
0.26	0.00	0.51	(0.25)

0.08%	0.00%	0.29%	(0.21)%
0.14	0.00	0.30	(0.16)
0.14	0.00	0.31	(0.17)
0.24	0.01	0.28	(0.03)
0.24	0.03	0.26	0.01

0.08%	0.00%	0.39%	(0.31)%
0.14	0.00	0.39	(0.25)
0.14	0.00	0.40	(0.26)
0.23	0.00	0.39	(0.16)
0.25	0.00	0.35	(0.10)

FIRST AMERICAN FUNDS 2014 ANNUAL REPORT	29

FINANCIAL HIGHLIGHTS	For a share outstanding throughout the periods ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period	Total Return[2]	Net Assets End of Period (000)
Treasury Obligations Fund
Class A
2014	$1.00	—		—	$1.00	0.00%	$355,633
2013	1.00	—		—	1.00	0.00	401,727
2012	1.00	—		—	1.00	0.00	470,684
2011	1.00	—		—	1.00	0.00	569,907
2010	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	868,658
Class D
2014	$1.00	—		—	$1.00	0.00%	$1,557,573
2013	1.00	—		—	1.00	0.00	1,895,037
2012	1.00	—		—	1.00	0.00	2,110,985
2011	1.00	—		—	1.00	0.00	2,434,904
2010	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	2,708,770
Class Y
2014	$1.00	—		—	$1.00	0.00%	$2,444,902
2013	1.00	—		—	1.00	0.00	2,736,848
2012	1.00	—		—	1.00	0.00	3,671,911
2011	1.00	—		—	1.00	0.00	4,458,012
2010	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	3,297,924
Class Z
2014	$1.00	—		—	$1.00	0.00%	$2,339,006
2013	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	2,586,359
2012	1.00	—		—	1.00	0.00	4,183,433
2011	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	1,876,278
2010	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	1,398,900
Institutional Investor Class
2014	$1.00	—		—	$1.00	0.00%	$585,522
2013	1.00	—		—	1.00	0.00	610,495
2012	1.00	—		—	1.00	0.00	612,335
2011	1.00	—		—	1.00	0.00	574,347
2010	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	480,749
Reserve Class
2014	$1.00	—		—	$1.00	0.00%	$130,962
2013	1.00	—		—	1.00	0.00	145,412
2012	1.00	—		—	1.00	0.00	178,247
2011	1.00	—		—	1.00	0.00	359,434
2010	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	416,352

[1]	Rounds to zero.

[2]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

30	FIRST AMERICAN FUNDS 2014 ANNUAL REPORT

Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)

0.08%	0.00%	0.80%	(0.72)%
0.13	0.00	0.79	(0.66)
0.11	0.00	0.79	(0.68)
0.17	0.00	0.79	(0.62)
0.20	0.00	0.78	(0.58)

0.08%	0.00%	0.65%	(0.57)%
0.13	0.00	0.64	(0.51)
0.12	0.00	0.65	(0.53)
0.17	0.00	0.65	(0.48)
0.20	0.00	0.63	(0.43)

0.08%	0.00%	0.50%	(0.42)%
0.14	0.00	0.50	(0.36)
0.12	0.00	0.50	(0.38)
0.16	0.00	0.49	(0.33)
0.20	0.00	0.48	(0.28)

0.08%	0.00%	0.25%	(0.17)%
0.14	0.00	0.25	(0.11)
0.12	0.00	0.24	(0.12)
0.16	0.00	0.24	(0.08)
0.20	0.00	0.23	(0.03)

0.08%	0.00%	0.35%	(0.27)%
0.13	0.00	0.35	(0.22)
0.12	0.00	0.35	(0.23)
0.16	0.00	0.34	(0.18)
0.20	0.00	0.33	(0.13)

0.08%	0.00%	1.00%	(0.92)%
0.13	0.00	0.99	(0.86)
0.11	0.00	1.00	(0.89)
0.17	0.00	0.99	(0.82)
0.20	0.00	0.98	(0.78)

FIRST AMERICAN FUNDS 2014 ANNUAL REPORT	31

FINANCIAL HIGHLIGHTS	For a share outstanding throughout the periods ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period	Total Return[2]	Net Assets End of Period (000)
U.S. Treasury Money Market Fund
Class A
2014	$1.00	0.000	[1]	(0.000)[1]	$1.00	0.00%	$46,589
2013	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	31,118
2012	1.00	—		—	1.00	0.00	17,741
2011	1.00	—		—	1.00	0.00	21,468
2010	1.00	—		—	1.00	0.00	51,490
Class D
2014	$1.00	0.000	[1]	(0.000)[1]	$1.00	0.00%	$236,624
2013	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	181,120
2012	1.00	—		—	1.00	0.00	196,910
2011	1.00	—		—	1.00	0.00	91,763
2010	1.00	—		—	1.00	0.00	115,634
Class Y
2014	$1.00	0.000	[1]	(0.000)[1]	$1.00	0.00%	$337,908
2013	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	290,125
2012	1.00	—		—	1.00	0.00	291,805
2011	1.00	—		—	1.00	0.00	335,769
2010	1.00	—		—	1.00	0.00	315,695
Class Z
2014	$1.00	0.000	[1]	(0.000)[1]	$1.00	0.00%	$264,529
2013	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	163,235
2012	1.00	—		—	1.00	0.00	60,196
2011	1.00	—		—	1.00	0.00	77,775
2010	1.00	—		—	1.00	0.00	97,034
Institutional Investor Class
2014	$1.00	0.000	[1]	(0.000)[1]	$1.00	0.00%	$89,260
2013	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	36,993
2012	1.00	—		—	1.00	0.00	18,603
2011	1.00	—		—	1.00	0.00	16,227
2010	1.00	—		—	1.00	0.00	37,196

[1]	Rounds to zero.

[2]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

32	FIRST AMERICAN FUNDS 2014 ANNUAL REPORT

Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)

0.05%	0.00%	0.84%	(0.79)%
0.07	0.00	0.84	(0.77)
0.05	0.00	0.86	(0.81)
0.12	0.00	0.85	(0.73)
0.12	0.00	0.82	(0.70)

0.05%	0.00%	0.69%	(0.64)%
0.08	0.00	0.70	(0.62)
0.06	0.00	0.71	(0.65)
0.11	0.00	0.70	(0.59)
0.13	0.00	0.68	(0.55)

0.05%	0.00%	0.54%	(0.49)%
0.08	0.00	0.55	(0.47)
0.05	0.00	0.56	(0.51)
0.10	0.00	0.55	(0.45)
0.12	0.00	0.52	(0.40)

0.05%	0.00%	0.29%	(0.24)%
0.07	0.00	0.29	(0.22)
0.05	0.00	0.31	(0.26)
0.10	0.00	0.31	(0.21)
0.14	0.00	0.27	(0.13)

0.05%	0.00%	0.38%	(0.33)%
0.07	0.00	0.39	(0.32)
0.05	0.00	0.40	(0.35)
0.12	0.00	0.40	(0.28)
0.12	0.00	0.37	(0.25)

FIRST AMERICAN FUNDS 2014 ANNUAL REPORT	33

Notes to Financial Statements	August 31, 2014, all dollars and shares are rounded to thousands (000)

1	Organization

The Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds, Inc. (“FAF”), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end investment management company. FAF’s articles of incorporation permit the board of directors to create additional funds in the future.

FAF offers Class A, Class D, Class I, Class Y, Class Z, Institutional Investor Class, and Reserve Class shares. Class A shares are not subject to sales charges. Class D, Class I, Class Y, Class Z, Institutional Investor Class, and Reserve Class shares are offered only to qualifying institutional investors. Class I shares are offered by Prime Obligations Fund only. Reserve Class shares are offered by Treasury Obligations Fund only.

Each fund’s prospectus provides descriptions of its investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to its servicing or distribution arrangements.

2	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Investment securities held are stated at amortized cost (except for investments in other money market funds), which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. Investments in other money market funds are valued at their respective net asset values on the valuation date. In accordance with Rule 2a-7 of the Investment Company Act, the fair values of the securities held in the funds are determined at least once per week using prices supplied by the funds’ independent pricing services. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pric-

ing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the fiscal year ended August 31, 2014, the differences between the aggregate market price and the aggregate amortized cost of all securities did not exceed 0.25% for any fund.

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or evaluation of the forces that influence the market in which the securities are purchased and sold.

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

34	FIRST AMERICAN FUNDS 2014 ANNUAL REPORT

          As of August 31, 2014, each fund’s investments were classified as follows:

Fund	Level 1	Level 2	Level 3	Total Fair Value
Government Obligations Fund
Government Agency Debt	$—	$9,237,180	$—	$9,237,180
Treasury Repurchase Agreements	—	5,901,351	—	5,901,351
Government Agency Repurchase Agreements	—	1,700,000	—	1,700,000
Total Investments	$—	$16,838,531	$—	$16,838,531
Prime Obligations Fund
Certificates of Deposit	$—	$3,660,344	$—	$3,660,344
Financial Company Commercial Paper	—	1,566,733	—	1,566,733
Asset Backed Commercial Paper	—	1,240,646	—	1,240,646
Other Notes	—	1,002,180	—	1,002,180
Other Repurchase Agreements	—	925,000	—	925,000
Treasury Repurchase Agreements	—	804,844	—	804,844
Government Agency Repurchase Agreement	—	300,000	—	300,000
Other Commercial Paper	—	169,866	—	169,866
Treasury Debt	—	145,743	—	145,743
Variable Rate Demand Notes	—	105,735	—	105,735
Government Agency Debt	—	50,000	—	50,000
Investment Companies	239,783	—	—	239,783
Total Investments	$239,783	$9,971,091	$—	$10,210,874
Tax Free Obligations Fund
Municipal Debt	$—	$701,376	$—	$701,376
Total Investments	$—	$701,376	$—	$701,376
Treasury Obligations Fund
Treasury Repurchase Agreements	$—	$5,643,805	$—	$5,643,805
Treasury Debt	—	1,765,861	—	1,765,861
Total Investments	$—	$7,409,666	$—	$7,409,666
U.S. Treasury Money Market Fund
Treasury Debt	$—	$832,071	$—	$832,071
Total Investments	$—	$832,071	$—	$832,071

Refer to the Schedule of Investments for further security classification.

During the fiscal year ended August 31, 2014, there were no transfers between fair value levels or Level 3 securities.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors.

At August 31, 2014, the funds did not hold any restricted securities other than the Rule 144A securities disclosed in the Schedules of Investments. As of August 31, 2014, Prime Obligations Fund has investments in illiquid securities with a total value of $270,000 or 2.7% of total net assets.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Sub-chapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

FIRST AMERICAN FUNDS 2014 ANNUAL REPORT	35

Notes to Financial Statements	August 31, 2014, all dollars and shares are rounded to thousands (000)

As of August 31, 2014 the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.

On the Statements of Assets and Liabilities the following reclassifications were made:

	August 31, 2014

Fund	Accumulated Net Realized Gain (Loss)	Undistributed (Distributions in Excess of) Net Investment Income	Portfolio Capital
U.S. Treasury Money Market Fund	$(1)	$1	$—

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains were recorded by the fund. The distributions paid during fiscal years ended August 31, 2014 and August 31, 2013 (adjusted by dividends payable as of August 31, 2014 and August 31, 2013) were as follows:

	August 31, 2014

Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$1,139	$—	$—	$1,139
Prime Obligations Fund	1,551	—	—	1,551
U.S. Treasury Money Market Fund	1	—	—	1

The funds designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the funds related to net capital gain to zero for the tax year ended August 31, 2014.

	August 31, 2013

Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$2,578	$—	$—	$2,578
Prime Obligations Fund	1,674	—	—	1,674
Tax Free Obligations Fund	—	1	—	1
Treasury Obligations Fund	8	—	—	8
U.S. Treasury Money Market Fund	2	—	—	2

As of August 31, 2014, the components of accumulated earnings (deficit) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Post-October Losses	Unrealized Appreciation	Total Accumulated Earnings (Deficit)
Government Obligations Fund	$65	$—	$—	$(200)	$—	$(135)
Prime Obligations Fund	130	—	—	(30)	—	100
Tax Free Obligations Fund	—	—	—	—	—	—
Treasury Obligations Fund	—	—	—	(301)	—	(301)
U.S. Treasury Money Market Fund	—	—	—	(5)	—	(5)

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to distributions declared but not paid by August 31, 2014 and the deferral of wash sale losses.

36	FIRST AMERICAN FUNDS 2014 ANNUAL REPORT

Under the Regulated Investment Company Modernization Act of 2010, the funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2014, the following funds had capital loss carryforwards, which, if not offset by subsequent capital gains, will expire on the fund’s fiscal year-ends as follows:

	Expiration Year
Fund	2015	2016	2017	2018	2019	2020	Indefinite	Total
Government Obligations Fund	$—	$—	$—	$—	$(200)	$—	$—	$(200)
Prime Obligations Fund	—	—	(30)	—	—	—	—	(30)
Treasury Obligations Fund	—	—	—	(301)	—	—	—	(301)

During the fiscal year ended August 31, 2014, Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund utilized $26, $8, and $92, respectively, of capital loss carryforwards.

U.S. Treasury Money Market Fund incurred a loss of $5 for tax purposes, for the period from November 1, 2013 to August 31, 2014. As permitted by tax regulations, the fund intends to elect to defer and treat this loss as arising in the fiscal year ending August 31, 2015.

REPURCHASE AGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreements with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities from the funds at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund plus interest, at a rate that is negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank or maintained in a segregated account by an unaffiliated third-party custodian bank until the maturity of the respective repurchase agreement. Provisions of the repurchase agreements are designed to ensure that the value of the collateral, including accrued interest thereon, is suffi-cient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), the funds may enter into repurchase agreements (and other short-term investments) on a joint basis.

The table below shows the offsetting assets and liabilities relating to the repurchase agreements shown on the Statements of Assets and Liabilities.

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount (1)
Repurchase Agreements
Government Obligations Fund	$7,601,351	$—	$7,601,351	$—	$7,601,351	$—
Prime Obligations Fund	2,029,844	—	2,029,844	—	2,029,844	—
Treasury Obligations Fund	5,643,805	—	5,643,805	—	5,643,805	—
	$15,275,000	$—	$15,275,000	$—	$15,275,000	$—

(1)

Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

SECURITIES LENDING – In order to generate additional income, each of the funds other than U.S. Treasury Money Market Fund may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. Only Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund do so as a principal investment strategy. Each fund’s policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned.

FIRST AMERICAN FUNDS 2014 ANNUAL REPORT	37

Notes to Financial Statements	August 31, 2014, all dollars and shares are rounded to thousands (000)

The collateral is then “marked to market” daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. Cash collateral is invested in short-term, high quality U.S. dollar-denominated securities that would be eligible for investment by a money market fund under Rule 2a-7 of the Investment Company Act. As of August 31, 2014, the funds had no securities on loan.

U.S. Bank National Association (“U.S. Bank”), the parent company of the funds’ advisor, serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the fund. U.S. Bank acts as the securities lending agent pursuant to, and subject to compliance with, conditions contained in an exemptive order issued by the SEC. As the securities lending agent, U.S. Bank receives fees of up to 20% of each fund’s net income from securities lending transactions and pays half of such fees to U.S. Bancorp Asset Management, Inc. (“USBAM”) for certain securities lending services provided by USBAM. For the fiscal year ended August 31, 2014, Government Obligations Fund and Treasury Obligations Fund paid $2 and $3, respectively, to U.S. Bank for serving as the securities lending agent. The fund’s income from securities lending is recorded on the Statements of Operations as securities lending income net of fees paid to U.S. Bank.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds within the First American Family of Funds. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the fiscal year ended August 31, 2014.

DEFERRED COMPENSATION PLAN – Prior to January 1, 2011, non-interested directors of the First American Family of Funds were able to defer receipt of part or all of their annual compensation under a Deferred Compensation Plan (the “Plan”). Deferred amounts were treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, as designated by each director. The Plan was terminated effective December 31, 2010. All amounts held in the Plan are 100% vested and outstanding account balances under the Plan are obligations of the funds into which amounts were deferred. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

EVENTS SUBSEQUENT TO PERIOD END – Management has evaluated fund-related events and transactions that occurred subsequent to August 31, 2014 through the date of issuance of the funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the funds’ financial statements.

3	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement, USBAM manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay USBAM a monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets.

Effective October 30, 2008 for Treasury Obligations Fund and December 22, 2008 for each other fund, the advisor voluntarily agreed to waive or reimburse certain fees and expenses and the board of directors approved the suspension or reduction of 12b-1 fee payments, as needed, in order to maintain a zero or positive yield for each share class of each fund. Effective February 1, 2011 for Government Obligations Fund Class Z shares and June 1, 2011 for Class Z shares of Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Market Fund, the advisor contractually agreed to waive fees and reimburse other fund expenses so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These contractual waivers and reimbursements will remain in effect through October 31, 2014, and may not be terminated prior to such time without the approval of the funds’ board of directors. Waivers and reimbursements by the advisor are otherwise voluntary and may be terminated at any time by the advisor. In order to maintain a minimum yield, or, in the case of Class Z shares, to keep total annual fund operating expenses from exceeding 0.20%, USBAM waived or reimbursed investment advi-

38	FIRST AMERICAN FUNDS 2014 ANNUAL REPORT

sory fees of $4,075, $584, $2,999 and $911 for Government Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2014.

ADMINISTRATION FEES – USBAM serves as the funds’ administrator pursuant to an administration agreement between USBAM and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and USBAM. USBAM is a subsidiary of U.S. Bank. Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, USBAM is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay USBAM administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.20% of the aggregate average daily Class A share net assets and 0.15% of the aggregate average daily net assets for all other share classes of all open-end mutual funds in the First American Family of Funds, up to $8 billion, 0.185% for Class A shares and 0.135% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.17% for Class A shares and 0.12% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.15% for Class A shares and 0.10% for all other classes of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee.

In addition to these fees, the funds may reimburse USBAM and the sub-administrator for any out-of-pocket expenses incurred in providing administration services. In order to maintain minimum yields for each fund, or, in the case of Class Z shares, to keep total annual fund operating expenses from exceeding 0.20%, USBAM voluntarily waived or reimbursed administration fees of $22,563, $9,131, $1,002, $10,825, and $1,233 for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2014.

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FAF. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to each fund based upon the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of- pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement with FAF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statements of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which increases the fund’s custodian expenses.

For the fiscal year ended August 31, 2014, custodian fees were neither increased as a result of overdrafts nor decreased as a result of interest earned.

DISTRIBUTION AND SHAREHOLDER SERVICING (12b-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement with FAF. Under the distribution agreement and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 0.15%, and 0.50% of each fund’s average daily net assets attributable to Class A shares, Class D shares, and Reserve Class shares, respectively. No distribution or shareholder servicing fees are paid by Institutional Investor Class shares, Class Y shares, Class I shares, or Class Z shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities. In order to maintain minimum yields for each fund, or, in the case of Class Z shares, to keep total annual fund operating expenses from exceeding 0.20%, 12b-1 distribution and shareholder servicing fees were reimbursed or suspended in the amounts of $4,871, $4,537, $332, $4,012 and $430 for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2014.

Under the distribution agreement, no amounts were retained by affiliates of USBAM for the fiscal year ended August 31, 2014.

SHAREHOLDER SERVICING (NON-12b-1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with USBAM, under which USBAM has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class I, Class Y shares, Institutional Investor Class, and Reserve Class shares. Each fund pays USBAM a monthly

FIRST AMERICAN FUNDS 2014 ANNUAL REPORT	39

Notes to Financial Statements	August 31, 2014, all dollars and shares are rounded to thousands (000)

shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, Class Y, and Reserve Class shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class I shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Institutional Investor Class shares. In order to maintain minimum yields for each fund, or, in the case of Class Z shares, to keep total annual fund operating expenses from exceeding 0.20%, USBAM voluntarily waived or reimbursed shareholder servicing fees of $24,308, $15,374, $1,494, $12,362, and $1,554 for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2014.

Under this shareholder servicing plan and agreement, no amounts were paid to USBAM for the fiscal year ended August 31, 2014.

EXPENSE REIMBURSEMENT – In addition to fee waivers, USBAM voluntarily reimbursed expenses of $18 for U.S. Treasury Money Market Fund in order to maintain minimum yields for each share class.

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses.

4	Portfolio Characteristics of the Tax Free Obligations Fund

The Tax Free Obligations Fund invests in municipal securities. At August 31, 2014, the percentage of portfolio investments by each category was as follows:

Tax Free Obligations Fund
Weekly Variable Rate Demand Notes	64.0%
Daily Variable Rate Notes & Bonds	15.6
Other Municipal Notes & Bonds	15.0
Commercial Paper & Put Bonds	5.4
100.0%

The Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At August 31, 2014, the percentage of total portfolio investments by each revenue source, was as follows:

Tax Free Obligations Fund
Revenue Bonds	87.3%
General Obligations	12.7
100.0%

5	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

6	Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these disclosures will have on the Fund’s financial statement disclosures.

7	Recent Regulatory Changes

On July 23, 2014, the SEC voted to amend Rule 2a-7, which governs money market funds. The majority of these amendments, except for certain disclosure enhancements, will not take effect for approximately two years. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value. Government, treasury, retail prime and retail municipal money market funds will continue to use the amortized cost method of valuation and penny rounding in an effort to maintain a stable share price. At this time, the funds’ management is evaluating the impact to the funds.

40	FIRST AMERICAN FUNDS 2014 ANNUAL REPORT

Notice to Shareholders	August 31, 2014 (unaudited)

TAX INFORMATION

The information set forth below is for each fund’s fiscal year as required by federal laws. Most shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed for income tax purposes will be sent in early 2015 on Form 1099. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended August 31, 2014, each fund has designated long-term capital gains, ordinary income and tax exempt income with regard to distributions paid during the period as follows:

>
Fund	Long Term Capital Gains Distributions (Tax Basis)	Ordinary Income Distributions (Tax Basis)	Tax Exempt Interest	Total Distributions (Tax Basis)[1]
Government Obligations Fund	—%	100.00%	—%	100.00%
Prime Obligations Fund	—	100.00	—	100.00
Tax Free Obligations Fund	—	—	—	—
Treasury Obligations Fund	—	—	—	—
U.S. Treasury Money Market Fund	—	100.00	—	100.00

[1]	None of the dividends paid by the funds are eligible for the dividends received deduction or are characterized as qualified dividend income.

The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for each fund was as follows:

Government Obligations Fund	100.00%
Prime Obligations Fund	100.00
Tax Free Obligations Fund	—
Treasury Obligations Fund	—
U.S. Treasury Money Market Fund	—

The percentage of ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for each fund was as follows:

Government Obligations Fund	—%
Prime Obligations Fund	—
Tax Free Obligations Fund	—
Treasury Obligations Fund	—
U.S. Treasury Money Market Fund	100.00

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available at www.FirstAmericanFunds.com and on the SEC’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge upon request by calling 800.677.3863.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The funds’ Forms N-Q are available without charge upon request (1) by calling 800.677.3863 and (2) on the SEC’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 800.SEC.0330.

WEEKLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at
www.FirstAmericanFunds.com on a weekly basis.

FIRST AMERICAN FUNDS 2014 ANNUAL REPORT	41

Notice to Shareholders	August 31, 2014 (unaudited)

APPROVAL OF THE FUNDS’ INVESTMENT ADVISORY AGREEMENT

The board of directors of the funds, which is comprised entirely of independent directors, oversees the management of each fund and, as required by law, determines annually whether to renew the funds’ investment advisory agreement with USBAM.

At a meeting on June 17-18, 2014, the board considered information relating to the funds’ investment advisory agreement with USBAM (the “Agreement”). In advance of the meeting, the board received materials relating to the Agreement and had the opportunity to ask questions and request further information in connection with its consideration. The board approved the Agreement through June 30, 2015.

Although the Agreement relates to all of the funds, the board separately considered and approved the Agreement with respect to each fund. In considering the Agreement, the board, advised by independent legal counsel, reviewed and considered the factors it deemed relevant, including: (1) the nature, quality and extent of USBAM’s services to each fund, (2) the investment performance of each fund, (3) the comparative expense information, including an analysis of USBAM’s cost of providing services and the profitability of USBAM related to the funds, (4) whether economies of scale may be realized as the funds grow and whether fee levels are adjusted to enable fund investors to share in these potential economies of scale, and (5) other benefits that accrue to USBAM through its relationship with the funds. In its deliberations, the board did not identify any single factor which alone was responsible for the board’s decision to approve the Agreement with respect to any fund.

Before approving the Agreement, the independent directors met in executive session with their independent counsel on numerous occasions to consider the materials provided by USBAM and the terms of the Agreement. Based on its evaluation of those materials, the board concluded that the Agreement is fair and in the best interests of the shareholders of each fund. In reaching its conclusion, the board considered the following:

Nature, Quality and Extent of Investment Advisory Services

The board examined the nature, quality and extent of the services provided by USBAM to each fund. The board reviewed USBAM’s key personnel who provide investment management services to each fund as well as the fact that, under the Agreement, USBAM has the authority and responsibility to make and execute investment decisions for each fund within the framework of that fund’s investment policies and restrictions, subject to review by the board. The board further considered that USBAM’s duties with respect to each fund include: (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the funds’ investment policies and restrictions and the Investment Company Act of 1940, and (iii) monitoring the performance of the various organizations providing services to the funds, including the funds’ distributor, sub-administrator, transfer agent and custodian. Finally, the board considered USBAM’s representation that the services provided by USBAM under the Agreement are the type of services customarily provided by investment advisers in the fund industry. The board also considered compliance reports about USBAM from the funds’ Chief Compliance Officer.

Based on the foregoing, the board concluded that each fund is likely to benefit from the nature, quality and extent of the services provided by USBAM under the Agreement.

Investment Performance of the Funds

The board considered the performance of each fund, including comparative information provided by an independent data service, regarding the median performance of a group of comparable funds selected by that data service (the “performance universe”) for the one-, three- and five-year periods ended February 28, 2014.

Government Obligations Fund. The board considered that due to the low interest rate environment prevailing during the period, the range of returns among all funds within the performance universe was generally very narrow. The board noted that the fund’s performance was equal to its performance universe median for the one-, three- and five-year periods on a net-of-expenses basis. The board considered that on a gross-of-expenses basis the fund’s performance was equal to its performance universe median for the one-year period and that it outperformed its performance universe median for the three- and five-year periods. In light of the fund’s competitive performance, the board concluded that it would be in the interest of the fund and its shareholders for the board to renew the Agreement.

42	FIRST AMERICAN FUNDS 2014 ANNUAL REPORT

Prime Obligations Fund. The board considered that due to the low interest rate environment prevailing during the period, the range of returns among all funds within the performance universe was generally very narrow. The board noted that the fund’s performance was equal to its performance universe median over the one-year period on a net-of-expenses basis although it underperformed its performance universe median by one and two basis points, respectively, over the three- and five-year periods on a net-of-expenses basis. The board considered that the fund underperformed its performance universe median over the one-year period by two basis points on a gross-of-expenses basis and by one basis point during each of the three-and five-year periods on a gross-of-expenses basis. In light of the fund’s competitive performance, the board concluded that it would be in the interest of the fund and its shareholders for the board to renew the Agreement.

Treasury Obligations Fund. The board considered that due to the low interest rate environment prevailing during the period, the range of returns among all funds within the performance universe was generally very narrow. The board considered that the fund’s performance was equal to its performance universe median over the one-year period on a gross-of-expenses basis and it outperformed its performance universe median by two and three basis points, respectively, for the three- and five-year periods on a gross-of-expenses basis. The board also considered that the fund’s performance was equal to its performance universe median for the one-year period on a net-of-expenses basis although it underperformed its performance universe median by one basis point over the three- and five-year periods on a net-of-expenses basis. In light of the fund’s competitive performance, the board concluded that it would be in the interest of the fund and its shareholders for the board to renew the Agreement.

Tax Free Obligations Fund. The board considered that, on both a gross-of-expenses basis and a net-of-expenses basis, the fund underperformed the performance universe median for all periods, although the fund underperformed by one basis point for the one- and three-year periods on a net-of-expenses basis. The board considered USBAM’s assertion that the fund’s underperformance is attributable to the fund’s high quality compared to its peers and the entirely tax-free nature of its income. The board noted that the fund is rated AAA by S&P, which is the case with very few of its peers. The board further noted that, as a result, the fund is prohibited from buying unrated securities, which limits the universe of potential investments as compared to the fund’s peers. In addition, the board considered USBAM’s assertion that, although the fund is allowed to invest up to 20% of its assets in taxable securities, including securities subject to the alternative minimum tax, the fund does not invest in these securities, which is not the case for all funds in the performance universe. In light of the fund’s AAA rating, the entirely tax-free nature of its investments and its competitive performance compared to the performance universe for the one- and three-year periods on a net-of-expenses basis, the board concluded that it would be in the interest of the fund and its shareholders for the board to renew the Agreement.

U.S. Treasury Money Market Fund. The board considered that the fund underperformed its performance universe median for the one-, three- and five-year time periods on a gross-of-expenses basis. The board considered that, on a net-of-expenses basis, the fund’s performance was equal to its performance universe median for the one-year period and it underperformed its performance universe median for the three- and five-year periods by only one basis point. The board considered USBAM’s assertion that, unlike many funds in its performance universe, the fund may not invest in repurchase agreements, which have a positive impact on the performance of the other funds in the performance universe. In light of the foregoing, the board concluded that it would be in the interest of the fund and its shareholders for the board to renew the Agreement.

Costs of Services and Profits Realized by USBAM

The board reviewed USBAM’s costs in serving as the funds’ investment manager, including the costs associated with the personnel and systems necessary to manage the funds. The board considered the profitability of USBAM and its affiliates resulting from their relationship with each fund. The board compared fee and expense information for each fund to fee and expense information for comparable funds managed by other advisers. The board reviewed advisory fees for private accounts managed by USBAM.

Using information provided by an independent data service, the board also evaluated each fund’s advisory fee compared to the median advisory fee for other mutual funds similar in size, character and investment strategy, and the board evaluated each fund’s total expense ratio after waivers compared to the median total expense ratio after waivers of comparable funds. In connection with its review of fund fees and expenses, the board considered USBAM’s pricing philosophy, whereby USBAM attempts generally to maintain each fund’s total operating expenses at a level that approximates the median of a peer group of funds selected by an independent data service. The board noted that USBAM has agreed to voluntarily waive fees and reimburse expenses as needed to prevent each fund’s yield on any share class from falling below 0.00%.

FIRST AMERICAN FUNDS 2014 ANNUAL REPORT	43

Notice to Shareholders	August 31, 2014 (unaudited)

The board noted that the information provided by an independent data service reflected that, although the advisory fee after waivers of each fund is higher than its peer group median, each fund’s contractual advisory fee is lower than its expense group median. The board also noted that the net total expense ratio of Prime Obligations Fund and U.S. Treasury Money Market Fund is lower than its peer group median and the net total expense ratio for Government Obligations Fund, Treasury Obligations Fund and Tax Free Obligations Fund is equal to its peer group median. The board concluded that the funds’ advisory fees and total expense ratios are reasonable in light of the services provided.

Economies of Scale in Providing Investment Advisory Services

The board considered the extent to which each fund’s investment advisory fee reflects economies of scale for the benefit of fund shareholders. Based on information provided by USBAM, the board noted that profitability will likely increase as assets grow over time. The board considered that, although the funds do not have advisory fee breakpoints in place, USBAM has committed to waive advisory fees to the extent necessary to prevent each fund’s yield on any share class from falling below 0.00% and to keep each fund’s total expenses generally in line with the median total expenses of a peer group of funds as selected by an independent data service. The board considered information presented by USBAM to support its assertion that the median total expense ratio of a fund’s peer group likely reflects the effect of any breakpoints in the advisory fee schedules of the funds in that group and any economies of scale which those funds realize. In light of USBAM’s commitment to keep total fund expenses competitive, the board concluded that it would be reasonable and in the best interest of each fund and its shareholders to renew the Agreement.

Other Benefits to USBAM

In evaluating the benefits that accrue to USBAM through its relationship with the funds, the board noted that USBAM and certain of its affiliates serve the funds in various capacities, including as investment adviser, distributor, administrator, transfer agent, custodian and, for certain of the funds, securities lending agent, and receive compensation from the funds in connection with providing services to the funds. The board considered that each service provided to the funds by USBAM or one of its affiliates is pursuant to a written agreement, which the board evaluates periodically as required by law.

After full consideration of these factors, the board concluded that approval of each Agreement was in the best interest of the respective fund and its shareholders.

44	FIRST AMERICAN FUNDS 2014 ANNUAL REPORT

Notice to Shareholders	August 31, 2014 (unaudited)

Directors and Officers of the Funds

Independent Directors

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director†
Roger A. Gibson P.O. Box 1329 Minneapolis, MN 55440-1329 (1946)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since October 1997	Director, Charterhouse Group, Inc., a private equity firm, since October 2005; Advisor/Consultant, Future Freight™, a logistics/supply chain company; non-profit board member	First American Funds Complex: 10 registered investment companies, including 14 portfolios	Trustee, Diversified Real Asset Income Fund (investment company); Trustee, Nuveen Minnesota Municipal Income Fund (investment company)
John P. Kayser P.O. Box 1329 Minneapolis, MN 55440-1329 (1949)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since October 2006

Retired; non-profit board member; prior to retirement in 2004, Principal, William Blair & Company, LLC, a Chicago-based investment firm; previously served on board of governors of Chicago Stock Exchange; former Director, William Blair Mutual Funds, Inc., Midwest Securities Trust Company, and John O. Butler Co.; Independent Board Member, First American Fund Complex since 2006

				First American Funds Complex: 10 registered investment companies, including 14 portfolios	Trustee, Diversified Real Asset Income Fund (investment company); Trustee, Nuveen Minnesota Municipal Income Fund (investment company)
Leonard W. Kedrowski P.O. Box 1329 Minneapolis, MN 55440-1329 (1941)	Chair; Director

Chair term three years; Director term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Chair of FAF’s Board since January 2011; Director of FAF since November 1993

Owner and President, Executive and Management Consulting, Inc., a management consulting firm; Chief Executive Officer, Blue Earth Internet, a web site development company; Board member, GC McGuiggan Corporation (dba Smyth Companies), a label printer; Member, investment advisory committee, Sisters of the Good Shepherd

				First American Funds Complex: 10 registered investment companies, including 14 portfolios	Trustee, Diversified Real Asset Income Fund (investment company); Trustee, Nuveen Minnesota Municipal Income Fund (investment company)
Richard K. Riederer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since	Owner and Chief Executive Officer, RKR Consultants, Inc., a consulting company providing advice on business strategy, mergers and acquisitions; non-profit board member since 2005	First American Funds Complex: 10 registered investment companies, including 14 portfolios

Cliffs Natural Resources, Inc. (a producer of iron ore pellets August 2001 and coal); Trustee Diversified Real Asset Income Fund (investment company); Trustee, Nuveen Minnesota Municipal Income Fund (investment company)

James M. Wade P.O. Box 1329 Minneapolis, MN 55440-1329 (1943)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since August 2001	Owner and President, Jim Wade Homes, a homebuilding company	First American Funds Complex: 10 registered investment companies, including 14 portfolios	Trustee, Diversified Real Asset Income Fund (investment company); Trustee, Nuveen Minnesota Municipal Income Fund (investment company)

†

Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800.677.3863 or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota, 55440-1330.

FIRST AMERICAN FUNDS 2014 ANNUAL REPORT	45

Notice to Shareholders	August 31, 2014 (unaudited)

Officers

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric J. Thole U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1972)*	President	Re-elected by the Board annually; President of FAF since June 2014; Vice President of FAF from January 2011 through June 2014

Chief Executive Officer and President, U.S. Bancorp Asset Managment, Inc. since June 2014; Chief Operating Officer, U.S. Bancorp Asset Management, Inc. from August 2012 through June 2014; Head of Operations, Technology and Treasury, U.S. Bancorp Asset Management, Inc. from January 2011 through July 2012; prior thereto, Managing Director of Investment Operations, U.S. Bancorp Asset Management, Inc.

James D. Palmer U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1964)*	Vice President	Re-elected by the Board annually; Vice President of FAF since June 2014

Chief Investment Officer, U.S. Bancorp Asset Management, Inc. since August 2012; Head of Investments, U.S. Bancorp Asset Management, Inc. from January 2011 through July 2012;prior thereto, Managing Director, U.S. Bancorp Asset Management, Inc.

Jill M. Stevenson U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965)*	Treasurer	Re-elected by the Board annually; Treasurer of FAF since January 2011; Assistant Treasurer of FAF from September 2005 through December 2010

Mutual Funds Treasurer and Head of Operations and Treasury, U.S. Bancorp Asset Management, Inc. since September 2014; Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc. from January 2011 through September 2014; prior thereto, Mutual Funds Assistant Treasurer, U.S. Bancorp Asset Management, Inc.

Brent G. Smith U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1981)*	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of FAF since September 2014	Assistant Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc. since September 2014; prior thereto, Senior Fund Accountant, U.S. Bancorp Asset Management, Inc.
Ruth M. Mayr U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1959)*	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of FAF since January 2011	Chief Compliance Officer, U.S. Bancorp Asset Management, Inc. since January 2011; prior thereto, Director of Compliance, U.S. Bancorp Asset Management, Inc.
Carol A. Sinn U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1959)*	Anti-Money Laundering Officer	Re-elected by the Board annually; Anti-Money Laundering Officer of FAF since January 2011

Senior Business Line Risk Manager and Anti-Money Laundering Officer, U.S. Bancorp Asset Management, Inc. since January 2011; prior thereto, Senior Business Line Risk Manager, U.S. Bancorp Asset Management, Inc.

Richard J. Ertel U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1967)*	Secretary	Re-elected by the Board annually; Secretary of FAF since January 2011; Assistant Secretary of FAF from June 2006 through December 2010 and from June 2003 through August 2004	General Counsel, U.S. Bancorp Asset Management, Inc. since January 2011; prior thereto, Counsel, U.S. Bancorp Asset Management, Inc.
Scott F. Cloutier U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1973)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since September 2012	Senior Corporate Counsel, U.S. Bancorp Asset Management, Inc. since April 2011; prior thereto, Attorney, Steingart, McGrath & Moore, P.A., a Minneapolis-based law firm

*

Messrs. Thole, Palmer, Smith, Ertel, and Cloutier, Mses. Stevenson, Mayr, and Sinn are each officers and/or employees of U.S. Bancorp Asset Management, Inc., which serves as investment advisor and administrator for FAF.

46	FIRST AMERICAN FUNDS 2014 ANNUAL REPORT

First American Funds’ Privacy Policy

We want you to understand what information we collect and how it’s used.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

How we collect your information

We obtain nonpublic information about you during the account opening process from the applications and other forms you are asked to complete and from the transactions you make with us. We may also receive nonpublic information about you from companies affiliated with us or from other companies that provide services to you. We do not use nonpublic information received from our affiliates for marketing purposes.

Why we collect your information
We gather nonpublic personal information about you and your accounts so that we can:
• Know who you are and prevent unauthorized access to your information.
• Comply with the laws and regulations that govern us.

The types of information we collect
We may collect the following nonpublic personal information about you:
• Information about your identity, such as your name, address, and social security number.
• Information about your transactions with us.
• Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Confidentiality and security

To protect nonpublic personal information about you, we restrict access to such information to only those employees and authorized agents who need to use the information. We maintain physical, electronic, and procedural safeguards to maintain the confidentiality and security of nonpublic information about you. In addition, we require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

What information we disclose

We may share some or all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform marketing services on our behalf.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Additional rights and protections

You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by the First American Family of Funds
• First American Funds, Inc.
• Mount Vernon Securities Lending Prime Portfolio

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

FIRST AMERICAN FUNDS 2014 ANNUAL REPORT	47

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Board of Directors	First American Funds, Inc.

Leonard Kedrowski
Chairperson of First American Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Roger Gibson
Director of First American Funds, Inc.
Director of Charterhouse Group, Inc.

John Kayser
Director of First American Funds, Inc.
Retired; former Principal of William Blair &Company, LLC

Richard Riederer
Director of First American Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

James Wade
Director of First American Funds, Inc.
Owner and President of Jim Wade Homes

First American Funds’ Board of Directors is comprised entirely of independent directors.

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.
The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR	CUSTODIAN	INDEPENDENT REGISTERED
U.S. Bancorp Asset Management, Inc.	U.S. Bank National Association	PUBLIC ACCOUNTING FIRM
800 Nicollet Mall	1555 RiverCenter Drive Suite 302	Ernst & Young LLP
Minneapolis, Minnesota 55402	Milwaukee, Wisconsin 53212	220 South Sixth Street Suite 1400
Minneapolis, Minnesota 55402

ADMINISTRATOR	DISTRIBUTOR
U.S. Bancorp Asset Management, Inc.	Quasar Distributors, LLC	COUNSEL
800 Nicollet Mall	615 East Michigan Street	K&L Gates LLP
Minneapolis, Minnesota 55402	Milwaukee, Wisconsin 53202	70 West Madison Street
Chicago, Illinois 60602

TRANSFER AGENT
U. S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

0111-14 10/2014 AR MONEY

Item 2—Code of Ethics

The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the registrant’s code of ethics that apply to the registrant’s principal executive officer and principal financial officer and that relate to any element of the code of ethics definition enumerated in this Item. During the period covered by this report, the registrant did not grant any waivers, including implicit waivers, from any provision of its code of ethics that apply to the registrant’s principal executive officer or principal financial officer. The registrant undertakes to furnish a copy of its code of ethics to any person upon request, without charge, by calling 1-800-677-3863.

Item 3—Audit Committee Financial Expert

The registrant’s Board of Directors has determined that John P. Kayser, Leonard W. Kedrowski, and Richard K. Riederer, members of the registrant’s Audit Committee, are each an “audit committee financial expert” and are “independent,” as these terms are defined in this Item.

Item 4—Principal Accountant Fees and Services

(a)	Audit Fees - Ernst & Young LLP (“E&Y”) billed the registrant audit fees totaling $173,350 in the fiscal year ended August 31, 2014 and $193,608 in the fiscal year ended August 31, 2013, including fees associated with the annual audit, SEC Rule 17f-2 security count filings and filings of the registrant’s Form N-CSR.

(b)	Audit-Related Fees – E&Y billed the registrant audit-related fees totaling $1,300 in the fiscal year ended August 31, 2014 and $1,250 in the fiscal year ended August 31, 2013, including fees associated with the semi-annual review of fund disclosures.

(c)	Tax Fees - E&Y billed the registrant fees of $22,350 in the fiscal year ended August 31, 2014 and $23,975 in the fiscal year ended August 31, 2013, for tax services, including tax compliance, tax advice and tax planning. Tax compliance, tax advice and tax planning services primarily related to preparation of original and amended tax returns, timely RIC qualification reviews, and tax distribution analysis and planning.

(d)	All Other Fees - There were no fees billed by E&Y for other services to the registrant during the fiscal years ended August 31, 2014 and August 31, 2013.

(e)(1)	The audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X are set forth below:

Audit Committee policy regarding pre-approval of services provided by the Independent Auditor

The Audit Committee of the First American Funds (“Committee”) has responsibility for ensuring that all services performed by the independent audit firm for the funds do not impair the firm’s independence. This review is intended to provide reasonable oversight without removing management from its responsibility for day-to-day operations. In this regard, the Committee should:

•	Understand the nature of the professional services expected to be provided and their impact on auditor independence and audit quality

•	Examine and evaluate the safeguards put into place by the Company and the auditor to safeguard independence

•	Meet quarterly with the partner of the independent audit firm

•	Consider approving categories of service that are not deemed to impair independence for a one-year period

It is important that a qualitative rather than a mere quantitative evaluation be performed by the Committee in discharging its responsibilities.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the Committee will review and consider whether to pre-approve the financial plan for audit fees as well as categories of audit-related and non-audit services that may be performed by the funds’ independent audit firm directly for the funds. At least annually the Committee will receive a report from the independent audit firm of all audit and non-audit services, which were approved during the year.

The engagement of the independent audit firm for any non-audit service requires the written pre-approval of the Treasurer of the funds and all non-audit services performed by the independent audit firm will be disclosed in the required SEC periodic filings.

In connection with the Committee review and pre-approval responsibilities, the review by the Committee will consist of the following:

Audit Services

The categories of audit services and related fees to be reviewed and considered for pre-approval annually by the Committee or its delegate include the following:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

In addition, the following categories of audit-related services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

•	Accounting consultations

•	Fund merger support services

•	Other accounting related matters

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Tax Services

The following categories of tax services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance, and

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Other Non-audit Services

The SEC auditor independence rules adopted in response to the Sarbanes-Oxley Act specifically allow certain non-audit services. Because of the nature of these services, none of these services may be commenced by the independent audit firm without the prior approval of the Committee. The Committee may delegate this responsibility to one or more of the Committee members, with the decisions presented to the full Committee at the next scheduled meeting.

Proscribed Services

In accordance with SEC rules on independence, the independent audit firm is prohibited from performing services in the following categories of non-audit services:

•	Management functions

•	Accounting and bookkeeping services

•	Internal audit services

•	Financial information systems design and implementation

•	Valuation services supporting the financial statements

•	Actuarial services supporting the financial statements

•	Executive recruitment

•	Expert services (e.g., litigation support)

•	Investment banking

Policy for Pre-approval of Non-Audit Services Provided to Other Entities within the Investment Company Complex

The Committee is also responsible for pre-approving certain non-audit services provided to U.S. Bancorp Asset Management, Inc., U.S. Bank N.A., Quasar Distributors, LLC, U.S. Bancorp Fund Services, LLC and any other entity under common control with U.S. Bancorp Asset Management, Inc., that provides ongoing services to the funds. The only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the funds.

Although the Committee is not required to pre-approve all services provided to U.S. Bancorp Asset Management, Inc. and other affiliated service providers, the Committee will annually receive a report from the independent audit firm on the aggregate fees for all services provided to U.S. Bancorp and affiliates.

(e)(2)	All of the services described in paragraphs (b) through (d) of this Item 4 were pre-approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year end were performed by the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by E&Y to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, totaled $757,000 in the fiscal year ended August 31, 2014 and $530,975 in the fiscal year ended August 31, 2013.

(h)	The registrant’s audit committee has determined that the provision of non-audit services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved is compatible with maintaining E&Y’s independence.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A, or this item.

Item 11—Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)	Not applicable. Registrant’s code of ethics is provided to any person upon request without charge.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Eric J. Thole
Eric J. Thole President

Date: October 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole President

Date: October 30, 2014

By:	/s/ Jill M. Stevenson
Jill M. Stevenson Treasurer

Date: October 30, 2014